The Dow(SM) Target
Variable Fund LLC



                                                              SEMI-ANNUAL REPORT

                                                              JUNE 30, 2002


[LOGO]

President's
Message

                                         [John J. Palmer Photo]

Dear Dow(SM) Target Funds Investor:

The past six months have been filled with recovery unfulfilled and fresh scandal unveiled. Economic news has been mixed and the long-awaited recovery may be slower to arrive than expected. The equity markets have taken it on the chin again, and the bond markets are experiencing low interest rates and a flight to quality.

The Economy

The economy continues to improve, although there are mixed signals as to the exact form the economic recovery will take. On the positive side, consumer spending remains strong, partially due to the continued refinancing of mortgages. Job growth has been flat with unemployment continuing to hover around
6.0 percent, but productivity continues to rise. Increased productivity, and the first increase in business spending on equipment since 2000, led to a 6.1 percent annual expansion of Gross Domestic Product (GDP) in the first quarter, the fastest in more than two years.

However, corporate retrenchment and layoff announcements continue, and there is no current sign that companies will begin to build inventories. Thus, the consumer is still the mainstay of the U.S. economic recovery.

Equity Markets

The Dow Jones Industrial Average(SM) (DJIA(SM)) finished the first quarter on a positive note due to a sustained rally in February and March. The second quarter was a different story, as we witnessed significant declines in April and June as the markets went into retrenchment. As of mid-year, the DJIA(SM) is down almost 7 percent.

Several factors are currently at work to slow the equity markets. First, although the economy is growing, there are reasons, outlined above, to be suspicious of how strong this growth is and whether it can be maintained. Second, and equally important, is that investor confidence continues to sink.

The corporate scandals that started with KMart, Global Crossing and Enron have expanded to include IBM, Xerox and WorldCom. Questionable leadership and accounting decisions have damaged investor trust in the financial information produced by companies and their auditors. This lack of trust has resulted in brutal reductions in share price whenever a hint of impropriety about a company becomes public.

A Variety of Outlooks on Recovery

As always, there are many opinions and predictions about the direction the market will take. Some economists believe that two factors - a slow and fragile recovery and corporate mistrust - have caused many to suggest that results in the near future will resemble the sideways market of the mid- to late 1970s, the period which followed the last major bear market.

However, other economists suggest that this is not the case, because the three major factors that influenced the stagflation of the 1970s - oil prices, corporate earnings and spiking interest rates - are not present. First, while oil prices have risen dramatically since 1999, this is due to the OPEC cartel's willingness to slow production, not to any real imbalance between supply and demand. Now, excess capacity is beginning to flow from Russia to Oman and should provide long-term relief and alleviate concerns about rising energy prices.

Second, corporate earnings, while still suspect by many investors, could actually be rising significantly. The accounting rule already in place which forces companies to write down goodwill more quickly than in the past is, in some cases, resulting in "stealth earnings", where companies' bottom lines are actually improving even though reported earnings could be lower than previous years' earnings. Further proof is offered by the Com-merce Department's production numbers, which are based on corporate tax returns. These numbers show that earnings rose nearly 18 percent in the fourth quarter of 2001.

Finally, it is unlikely that the country will experience the spike in interest rates that occurred during the 1970s. Currently, rates are near 40-year lows for both the Federal Funds rate and for Treasury Notes and the Federal Reserve Board has indicated that it wants to see solid evidence of recovery before raising rates.

Dow Target Portfolios

The contrarian strategy offered by the Dow(SM) Target portfolios has worked well recently. In the past six months, every portfolio has performed better than the Dow Jones Industrial Average(SM), with some posting positive returns. Generally speaking, all of the portfolios posted better returns than the overall index in the first quarters of 2002.

While the market has recently bloodied the noses of value investors just as it has growth investors for the past 24 months, we believe that the Dow(SM) Target strategy can be a sound investment for a portion of your assets. The strategy has historically offered more protection in down markets as investors have sought the safety of higher yielding stocks. This theory has held true to date, and we believe that it should continue to do so in the future.

Looking ahead, we are encouraged about the signs of recovery that the U.S. economy is making, and we still find many reasons to be optimistic. We appreciate your continued confidence and investments with us, and we look forward to continuing to serve your retirement planning needs.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer, FSA, MAAA

President, Dow(SM) Target Funds

--------------------------------------------------------------------------------

Managers and Officers of Dow(SM) Target Variable Fund LLC

John J. Palmer, President and Manager
James E. Bushman, Manager
Joseph A. Campanella, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Ronald L. Benedict, Secretary
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -8.26%
Since inception (1/4/99)                    -0.26%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                          DOW(SM) TARGET 10 -- JANUARY PORTFOLIO
                                                             (COMMENCED OPERATIONS JANUARY 4,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
1/04/99                                                              $      10000                        $     10000
6/99                                                                        11312                              12046
'99                                                                       10305.2                            12720.6
6/00                                                                       8515.2                            11641.9
'00                                                                         10489                            12102.9
6/01                                                                      10801.6                              11879
'01                                                                         10119                            11444.2
6/02                                                                       9909.5                            10653.4

 COMMENTS

The Dow(SM) Target 10 January Portfolio lost (2.07)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,039   Caterpillar Inc. (8)................  $ 50,859     9.6
 1,814   Eastman Kodak Co. (5)...............    52,914    10.0
 1,296   E.I. DuPont de Nemours and Co.
          (3)................................    57,542    10.9
 1,389   Exxon Mobil Corp. (4)...............    56,838    10.7
 1,130   General Motors Corp. (1)............    60,399    11.4
 1,359   International Paper Co. (2).........    59,225    11.2
 1,513   JP Morgan Chase & Co. (7)...........    51,321     9.7
   929   Merck & Co. (9).....................    47,045     8.9
 1,202   Philip Morris Cos. Inc. (6).........    52,503     9.9
 1,401   SBC Communications Inc. (10)........    42,731     8.2
                                               --------   -----
         TOTAL COMMON STOCKS.................  $531,377   100.5
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$2,000   US Bank 1.35% due 07/01/2002
          Repurchase price $2,000
          Collateralized by FHLMC
          Market Value: $2,040
          Face Value: $2,055
          Due: 10/15/31
          Interest: 3.04%....................  $  2,000     0.4
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  2,000     0.4
                                               --------   -----
         TOTAL HOLDINGS (COST $596,981)......  $533,377   100.9
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (4,527)   (0.9)
                                               --------   -----
         TOTAL NET ASSETS....................  $528,850   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automotive & Related
 2.  Paper & Related
 3.  Chemicals
 4.  Oil, Energy & Natural Gas
 5.  Photo Equipment
 6.  Tobacco
 7.  Financial Services
 8.  Machinery
 9.  Drugs & Biotechnology
10.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                   -10.45%
Since inception (2/1/99)                     1.74%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                         DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO
                                                            (COMMENCED OPERATIONS FEBRUARY 1,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
2/01/99                                                             $      10000                         $     10000
6/99                                                                       11819                               11812
'99                                                                        10682                             12473.5
6/00                                                                      8939.8                             11415.7
'00                                                                      11285.6                             11867.8
6/01                                                                     11843.1                             11648.2
'01                                                                      10784.3                             11221.9
6/02                                                                     10606.4                             10446.5

 COMMENTS

The Dow(SM) Target 10 February Portfolio lost (1.65)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
2,285    Caterpillar Inc. (7)..............  $  111,851     9.9
4,023    Eastman Kodak Co. (6).............     117,351    10.4
2,660    E.I. DuPont de Nemours and Co.
          (4)..............................     118,104    10.4
2,965    Exxon Mobil Corp. (2).............     121,328    10.7
2,278    General Motors Corp. (1)..........     121,759    10.8
2,773    International Paper Co. (3).......     120,847    10.7
3,466    JP Morgan Chase & Co. (5).........     117,566    10.4
1,950    Merck & Co. (9)...................      98,748     8.7
2,313    Philip Morris Cos. Inc. (8).......     101,032     8.9
3,158    SBC Communications Inc. (10)......      96,319     8.5
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $1,124,905    99.4
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$5,000   US Bank 1.35% due 07/01/2002
          Repurchase price $5,000
          Collateralized by FHLMC
          Market Value: $5,100
          Face Value: $5,137
          Due: 10/15/31
          Interest: 3.04%..................  $    5,000     0.4
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    5,000     0.4
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,163,169)......................  $1,129,905    99.8
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................       2,499     0.2
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,132,404   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automotive & Related
 2.  Oil, Energy & Natural Gas
 3.  Paper & Related
 4.  Chemicals
 5.  Financial Services
 6.  Photo Equipment
 7.  Machinery
 8.  Tobacco
 9.  Drugs & Biotechnology
10.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                   -10.56%
Since inception (3/1/99)                     0.43%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                            DOW(SM) TARGET 10 -- MARCH PORTFOLIO
                                                               (COMMENCED OPERATIONS MARCH 1,
                                                                           1999)                   DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
3/01/99                                                               $     10000                         $    10000
6/99                                                                        11573                              11850
'99                                                                       10223.6                            12513.6
6/00                                                                       8481.5                            11452.5
'00                                                                       10867.3                              11906
6/01                                                                      11340.1                            11685.7
'01                                                                       10326.3                              11258
6/02                                                                      10143.5                            10480.1

 COMMENTS

The Dow(SM) Target 10 March Portfolio lost (1.77)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
2,012    Caterpillar Inc. (7)...............  $   98,487    9.3
3,552    Eastman Kodak Co. (6)..............     103,612    9.8
2,389    E.I. DuPont de Nemours and Co.
          (5)...............................     106,072   10.0
2,750    Exxon Mobil Corp. (2)..............     112,530   10.6
2,093    General Motors Corp. (3)...........     111,871   10.6
2,546    International Paper Co. (4)........     110,955   10.5
3,884    JP Morgan Chase & Co. (1)..........     131,745   12.4
1,847    Merck & Co. (9)....................      93,532    8.8
2,152    Philip Morris Cos. Inc. (8)........      93,999    8.9
2,974    SBC Communications Inc. (10).......      90,707    8.6
                                              ----------   ----
         TOTAL COMMON STOCKS................  $1,053,510   99.5
                                              ----------   ----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE        %
---------------------------------------------------------------
$4,000   US Bank 1.35% due 07/01/2002
          Repurchase price $4,000
          Collateralized by FHLMC
          Market Value: $4,080
          Face Value: $4,110
          Due: 10/15/31
          Interest: 3.04%..................  $    4,000     0.4
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    4,000     0.4
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,129,112)......................  $1,057,510    99.9
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................         784     0.1
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,058,294   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Financial Services
 2.  Oil, Energy & Natural Gas
 3.  Automotive & Related
 4.  Paper & Related
 5.  Chemicals
 6.  Photo Equipment
 7.  Machinery
 8.  Tobacco
 9.  Drugs & Biotechnology
10.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.86%
Since inception (4/1/99)                     0.93%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                          DOW(SM) TARGET 10 -- APRIL PORTFOLIO
                                                          (COMMENCED OPERATIONS APRIL 1, 1999)     DOW JONES INDUSTRIAL AVERAGE
                                                          ------------------------------------     ----------------------------
4/01/99                                                           $        10000                        $      10000
6/99                                                                       11463                               11253
'99                                                                      10276.6                             11883.2
6/00                                                                      8282.9                             10875.5
'00                                                                      10538.4                             11306.1
6/01                                                                     10946.2                               11097
'01                                                                      10316.8                             10690.8
6/02                                                                     10304.4                              9952.1

 COMMENTS

The Dow(SM) Target 10 April Portfolio lost (0.12)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
1,788    Caterpillar Inc. (8)...............  $ 87,523     9.3
3,306    Eastman Kodak Co. (4)..............    96,436    10.2
2,127    E.I. DuPont de Nemours and Co.
          (5)...............................    94,439    10.0
1,704    General Motors Corp. (6)...........    91,079     9.6
2,397    International Paper Co. (2)........   104,461    11.0
2,898    JP Morgan Chase & Co. (3)..........    98,300    10.4
1,792    Merck & Co. (7)....................    90,747     9.6
1,917    Philip Morris Cos. Inc. (9)........    83,734     8.8
2,726    SBC Communications Inc. (10).......    83,143     8.8
  879    3M Co. (1).........................   108,117    11.4
                                              --------   -----
         TOTAL COMMON STOCKS................  $937,979    99.1
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$7,000   US Bank 1.35% due 07/01/2002
          Repurchase price $7,000
          Collateralized by FHLMC
          Market Value: $7,140
          Face Value: $7,192
          Due: 10/15/31
          Interest: 3.04%...................  $  7,000     0.7
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  7,000     0.7
                                              --------   -----
         TOTAL HOLDINGS (COST $956,534).....  $944,979    99.8
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................     1,174     0.2
                                              --------   -----
         TOTAL NET ASSETS...................  $946,153   100.0
                                              ========   =====

 INDUSTRIES

 1.  Manufacturing
 2.  Paper & Related
 3.  Financial Services
 4.  Photo Equipment
 5.  Chemicals
 6.  Automotive & Related
 7.  Drugs & Biotechnology
 8.  Machinery
 9.  Tobacco
10.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.28%
Since inception (5/3/99)                    -1.58%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                            DOW(SM) TARGET 10 -- MAY PORTFOLIO
                                                            (COMMENCED OPERATIONS MAY 3, 1999)     DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
5/03/99                                                              $      10000                        $     10000
6/99                                                                         9660                              10204
'99                                                                        8397.4                            10775.4
6/00                                                                       7638.3                             9861.7
'00                                                                        9613.6                            10252.2
6/01                                                                      10041.4                            10062.5
'01                                                                          9469                             9694.2
6/02                                                                       9426.4                             9024.4

 COMMENTS

The Dow(SM) Target 10 May Portfolio gained 0.45% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,826   Caterpillar Inc. (7)................  $ 89,383     9.7
 3,021   Eastman Kodak Co. (8)...............    88,122     9.5
 2,234   E.I. DuPont de Nemours and Co.
          (2)................................    99,190    10.7
 3,131   General Electric (5)................    90,955     9.8
 1,530   General Motors Corp. (9)............    81,779     8.9
 2,468   International Paper Co. (1).........   107,555    11.6
 2,812   JP Morgan Chase & Co. (4)...........    95,383    10.3
 1,767   Merck & Co. (6).....................    89,481     9.7
 1,754   Philip Morris Cos. Inc. (10)........    76,615     8.3
 3,206   SBC Communications Inc. (3).........    97,783    10.7
                                               --------   -----
         TOTAL COMMON STOCKS.................  $916,246    99.2
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$8,000   US Bank 1.35% due 07/01/2002
          Repurchase price $8,001
          Collateralized by FHLMC
          Market Value: $8,160
          Face Value: $8,219
          Due: 10/15/31
          Interest: 3.04%....................  $  8,000     0.9
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  8,000     0.9
                                               --------   -----
         TOTAL HOLDINGS (COST $991,006)......  $924,246   100.1
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................      (535)   (0.1)
                                               --------   -----
         TOTAL NET ASSETS....................  $923,711   100.0
                                               ========   =====

 INDUSTRIES

 1.  Paper & Related
 2.  Chemicals
 3.  Telecommunications & Related
 4.  Financial Services
 5.  Electrical Equipment
 6.  Drugs & Biotechnology
 7.  Machinery
 8.  Photo Equipment
 9.  Automotive & Related
10.  Tobacco

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -4.97%
Since inception (6/1/99)                    -2.66%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                           DOW(SM) TARGET 10 -- JUNE PORTFOLIO
                                                           (COMMENCED OPERATIONS JUNE 1, 1999)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
6/01/99                                                             $     10000                           $    10000
6/99                                                                      10158                                10402
'99                                                                      9043.7                              10984.5
6/00                                                                     7798.4                                10053
'00                                                                      9254.3                              10451.1
6/01                                                                     9684.6                              10257.8
'01                                                                      9132.6                               9882.3
6/02                                                                     9062.3                               9199.5

 COMMENTS

The Dow(SM) Target 10 June Portfolio gained 0.77% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 2,720   Caterpillar Inc. (4)..............  $  133,144    10.2
 4,170   Eastman Kodak Co. (8).............     121,639     9.3
 3,072   E.I. DuPont de Nemours and Co.
          (3)..............................     136,397    10.5
 3,595   Exxon Mobil Corp. (1).............     147,107    11.3
 2,258   General Motors Corp. (9)..........     120,690     9.3
 3,290   International Paper Co. (2).......     143,378    11.0
 3,926   JP Morgan Chase & Co. (5).........     133,170    10.2
 2,507   Merck & Co. (6)...................     126,954     9.7
 2,500   Philip Morris Cos. Inc. (10)......     109,200     8.4
 4,093   SBC Communications Inc. (7).......     124,837     9.5
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $1,296,516    99.4
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$9,000   US Bank 1.35% due 07/01/2002
          Repurchase price $9,000
          Collateralized by FHLMC
          Market Value: $9,180
          Face Value: $9,247
          Due: 10/15/31
          Interest: 3.04%..................  $    9,000     0.7
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    9,000     0.7
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,392,541)......................  $1,305,516   100.1
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................      (1,333)   (0.1)
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,304,183   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Oil, Energy & Natural Gas
 2.  Paper & Related
 3.  Chemicals
 4.  Machinery
 5.  Financial Services
 6.  Drugs & Biotechnology
 7.  Telecommunications & Related
 8.  Photo Equipment
 9.  Automotive & Related
10.  Tobacco

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -6.96%
Since inception (7/1/99)                    -3.70%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                            DOW(SM) TARGET 10 -- JULY PORTFOLIO
                                                           (COMMENCED OPERATIONS JULY 1, 1999)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
7/01/99                                                              $     10000                           $   10000
'99                                                                         8908                               10560
6/00                                                                      7750.9                              9664.5
'00                                                                       9294.8                             10047.2
6/01                                                                      9599.7                              9861.4
'01                                                                       8980.5                              9500.4
6/02                                                                      8931.1                                8844

 COMMENTS

The Dow(SM) Target 10 July Portfolio lost (0.55)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. Procter & Gamble was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
2,034    Caterpillar Inc. (3)...............  $ 99,564    10.4
2,217    Eastman Kodak Co. (10).............    64,670     6.8
2,184    E.I. DuPont de Nemours and Co.
          (4)...............................    96,970    10.2
1,616    General Motors Corp. (6)...........    86,375     9.1
2,907    International Paper Co. (2)........   126,687    13.3
2,291    JP Morgan Chase & Co. (9)..........    77,711     8.2
1,585    Merck & Co. (7)....................    80,264     8.4
2,134    Philip Morris Cos. Inc. (5)........    93,213     9.8
1,619    Procter & Gamble Co. (1)...........   144,577    15.2
2,587    SBC Communications Inc. (8)........    78,904     8.3
   32    Smucker (J.M.) Co. (11)............     1,092     0.1
                                              --------   -----
         TOTAL COMMON STOCKS................  $950,027    99.8
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$3,000   US Bank 1.35% due 07/01/2002
          Repurchase price $3,000
          Collateralized by FHLMC
          Market Value: $3,060
          Face Value: $3,082
          Due: 10/15/31
          Interest: 3.04%...................  $  3,000     0.3
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  3,000     0.3
                                              --------   -----
         TOTAL HOLDINGS (COST $971,432).....  $953,027   100.1
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (526)   (0.1)
                                              --------   -----
         TOTAL NET ASSETS...................  $952,501   100.0
                                              ========   =====

 INDUSTRIES

 1.  Consumer Products
 2.  Paper & Related
 3.  Machinery
 4.  Chemicals
 5.  Tobacco
 6.  Automotive & Related
 7.  Drugs & Biotechnology
 8.  Telecommunications & Related
 9.  Financial Services
10.  Photo Equipment
11.  Food & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -7.48%
Since inception (8/2/99)                    -4.15%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                              DOW(SM) TARGET 10--AUGUST PORTFOLIO
                                                              (COMMENCED OPERATIONS AUGUST 2,
                                                                           1999)                   DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
8/02/99                                                                 $   10000                          $   10000
'99                                                                          8963                              10867
6/00                                                                       8131.2                             9945.5
'00                                                                        9124.1                            10339.3
6/01                                                                       9552.9                              10148
'01                                                                          8845                             9776.6
6/02                                                                       8837.9                             9101.1

 COMMENTS

The Dow(SM) Target 10 August Portfolio lost (0.08)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
1,323    Caterpillar Inc. (6)...............  $ 64,761    10.0
1,656    Eastman Kodak Co. (10).............    48,305     7.4
1,703    E.I. DuPont de Nemours and Co.
          (3)...............................    75,613    11.6
1,671    Exxon Mobil Corp. (5)..............    68,377    10.5
1,127    General Motors Corp. (7)...........    60,238     9.3
1,795    International Paper Co. (2)........    78,226    12.0
1,618    JP Morgan Chase & Co. (8)..........    54,883     8.5
1,623    Philip Morris Cos. Inc. (4)........    70,893    10.9
1,606    SBC Communications Inc. (9)........    48,983     7.5
  649    3M Co. (1).........................    79,827    12.3
                                              --------   -----
         TOTAL COMMON STOCKS................  $650,106   100.0
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$2,000   US Bank 1.35% due 07/01/2002
          Repurchase price $2,000
          Collateralized by FHLMC
          Market Value: $2,040
          Face Value: $2,055
          Due: 10/15/31
          Interest: 3.04%...................  $  2,000     0.3
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  2,000     0.3
                                              --------   -----
         TOTAL HOLDINGS (COST $669,175).....  $652,106   100.3
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (1,836)   (0.3)
                                              --------   -----
         TOTAL NET ASSETS...................  $650,270   100.0
                                              ========   =====

 INDUSTRIES

 1.  Manufacturing
 2.  Paper & Related
 3.  Chemicals
 4.  Tobacco
 5.  Oil, Energy & Natural Gas
 6.  Machinery
 7.  Automotive & Related
 8.  Financial Services
 9.  Telecommunications & Related
10.  Photo Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -7.66%
Since inception (9/1/99)                    -4.59%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                               DOW(SM) TARGET 10 -- SEPTEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     SEPTEMBER 1, 1999)            DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
9/01/99                                                                $    10000                        $     10000
'99                                                                          8833                              10668
6/00                                                                      7686.48                             9763.4
'00                                                                       9139.99                              10150
6/01                                                                         9480                             9962.2
'01                                                                       8771.84                             9597.6
6/02                                                                       8754.3                             8934.4

 COMMENTS

The Dow(SM) Target 10 September Portfolio lost (0.20)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,501    Caterpillar Inc. (6)...............  $ 73,474    10.3
1,666    Eastman Kodak Co. (10).............    48,597     6.8
1,853    E.I. DuPont de Nemours and Co.
          (2)...............................    82,273    11.5
1,869    Exxon Mobil Corp. (4)..............    76,479    10.7
1,385    General Motors Corp. (5)...........    74,028    10.3
1,872    International Paper Co. (3)........    81,582    11.4
1,912    JP Morgan Chase & Co. (8)..........    64,855     9.0
1,566    Philip Morris Cos. Inc. (7)........    68,403     9.5
1,833    SBC Communications Inc. (9)........    55,907     7.8
  720    3M Co. (1).........................    88,560    12.4
                                              --------   -----
         TOTAL COMMON STOCKS................  $714,158    99.7
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$4,000   US Bank 1.35% due 07/01/2002
          Repurchase price $4,000
          Collateralized by FHLMC
          Market Value: $4,080
          Face Value: $4,110
          Due: 10/15/31
          Interest: 3.04%...................  $  4,000     0.5
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  4,000     0.5
                                              --------   -----
         TOTAL HOLDINGS (COST $751,972).....  $718,158   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (1,498)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $716,660   100.0
                                              ========   =====

 INDUSTRIES

 1.  Manufacturing
 2.  Chemicals
 3.  Paper & Related
 4.  Oil, Energy & Natural Gas
 5.  Automotive & Related
 6.  Machinery
 7.  Tobacco
 8.  Financial Services
 9.  Telecommunications & Related
10.  Photo Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                     0.24%
Since inception (10/1/99)                    0.78%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                           DOW(SM) TARGET 10--OCTOBER PORTFOLIO
                                                             (COMMENCED OPERATIONS OCTOBER 1,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
10/01/99                                                               $    10000                         $    10000
'99                                                                          9267                              11162
6/00                                                                       8094.7                            10215.5
'00                                                                       10111.9                              10620
6/01                                                                      10191.8                            10423.5
'01                                                                        9951.3                              10042
6/02                                                                        10217                             9348.1

 COMMENTS

The Dow(SM) Target 10 October Portfolio gained 2.67% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while Caterpillar, Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,341   Caterpillar Inc. (6)................  $ 65,642     9.7
 1,831   Eastman Kodak Co. (9)...............    53,410     7.9
 1,625   E.I. DuPont de Nemours and Co.
          (5)................................    72,150    10.6
 1,530   Exxon Mobil Corp. (7)...............    62,608     9.2
 1,427   General Motors Corp. (2)............    76,273    11.2
 2,346   Honeywell International Inc. (1)....    82,650    12.1
 1,735   International Paper Co. (3).........    75,611    11.1
 1,774   JP Morgan Chase & Co. (8)...........    60,174     8.8
 1,199   Philip Morris Cos. Inc. (10)........    52,372     7.7
   610   3M Co. (4)..........................    75,030    11.0
                                               --------   -----
         TOTAL COMMON STOCKS.................  $675,920    99.3
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$5,000   US Bank 1.35% due 07/01/2002
          Repurchase price $5,000
          Collateralized by FHLMC
          Market Value: $5,100
          Face Value: $5,137
          Due: 10/15/31
          Interest: 3.04%....................  $  5,000     0.7
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  5,000     0.7
                                               --------   -----
         TOTAL HOLDINGS (COST $644,008)......  $680,920   100.0
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................      (268)    0.0
                                               --------   -----
         TOTAL NET ASSETS....................  $680,652   100.0
                                               ========   =====

 INDUSTRIES

 1.  Aerospace
 2.  Automotive & Related
 3.  Paper & Related
 4.  Manufacturing
 5.  Chemicals
 6.  Machinery
 7.  Oil, Energy & Natural Gas
 8.  Financial Services
 9.  Photo Equipment
10.  Tobacco

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.70%
Since inception (11/1/99)                   -2.11%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                                DOW(SM) TARGET 10--NOVEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     NOVEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
11/01/99                                                               $    10000                         $    10000
'99                                                                         10112                              10748
6/00                                                                       8157.4                             9836.6
'00                                                                        9566.1                            10226.1
6/01                                                                      10020.5                            10036.9
'01                                                                        9437.3                             9669.6
6/02                                                                       9448.7                             9001.4

 COMMENTS

The Dow(SM) Target 10 November Portfolio gained 0.12% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,440   Caterpillar Inc. (5)................  $ 70,488    10.2
 2,325   Eastman Kodak Co. (6)...............    67,820     9.8
 1,606   E.I. DuPont de Nemours and Co.
          (4)................................    71,307    10.3
 1,640   Exxon Mobil Corp. (7)...............    67,109     9.7
 1,546   General Motors Corp. (1)............    82,634    11.9
 2,252   Honeywell International Inc. (2)....    79,338    11.5
 1,769   International Paper Co. (3).........    77,093    11.1
 1,821   JP Morgan Chase & Co. (8)...........    61,768     8.9
 1,355   Philip Morris Cos. Inc. (9).........    59,186     8.5
 1,696   SBC Communications Inc. (10)........    51,728     7.5
                                               --------   -----
         TOTAL COMMON STOCKS.................  $688,471    99.4
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$5,000   US Bank 1.35% due 07/01/2002
          Repurchase price $5,000
          Collateralized by FHLMC
          Market Value: $5,100
          Face Value: $5,137
          Due: 10/15/31
          Interest: 3.04%....................  $  5,000     0.7
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  5,000     0.7
                                               --------   -----
         TOTAL HOLDINGS (COST $719,199)......  $693,471   100.1
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (1,031)   (0.1)
                                               --------   -----
         TOTAL NET ASSETS....................  $692,440   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automotive & Related
 2.  Aerospace
 3.  Paper & Related
 4.  Chemicals
 5.  Machinery
 6.  Photo Equipment
 7.  Oil, Energy & Natural Gas
 8.  Financial Services
 9.  Tobacco
10.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.97%
Since inception (12/1/99)                   -0.50%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

-------------------------------------------

                                                                DOW(SM) TARGET 10--DECEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     DECEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
12/01/99                                                               $    10000                         $    10000
'99                                                                         10016                              10581
6/00                                                                       8350.3                             9683.7
'00                                                                        9978.7                            10067.2
6/01                                                                      10498.5                               9881
'01                                                                        9889.6                             9519.3
6/02                                                                       9871.8                             8861.5


 COMMENTS

The Dow(SM) Target 10 December Portfolio lost (0.18)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. General Motors was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
   979   Caterpillar Inc. (5)................  $ 47,922    10.0
 1,599   Eastman Kodak Co. (7)...............    46,643     9.7
 1,073   E.I. DuPont de Nemours and Co.
          (6)................................    47,641     9.9
 1,260   Exxon Mobil Corp. (3)...............    51,559    10.7
   971   General Motors Corp. (2)............    51,900    10.8
 1,427   Honeywell International Inc. (4)....    50,273    10.4
 1,199   International Paper Co. (1).........    52,252    10.9
 1,239   JP Morgan Chase & Co. (9)...........    42,027     8.7
 1,004   Philip Morris Cos. Inc. (8).........    43,855     9.1
 1,247   SBC Communications Inc. (10)........    38,034     7.9
                                               --------   -----
         TOTAL COMMON STOCKS.................  $472,106    98.1
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$11,000   US Bank 1.35% due 07/01/2002
           Repurchase price $11,000
           Collateralized by FHLMC
           Market Value: $11,220
           Face Value: $11,302
           Due: 10/15/31
           Interest: 3.04%...................  $ 11,000     2.3
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS........  $ 11,000     2.3
                                               --------   -----
          TOTAL HOLDINGS (COST $513,782).....  $483,106   100.4
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................    (1,699)   (0.4)
                                               --------   -----
          TOTAL NET ASSETS...................  $481,407   100.0
                                               ========   =====

 INDUSTRIES

 1.  Paper & Related
 2.  Automotive & Related
 3.  Oil, Energy & Natural Gas
 4.  Aerospace
 5.  Machinery
 6.  Chemicals
 7.  Photo Equipment
 8.  Tobacco
 9.  Financial Services
10.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -9.54%
Since inception (1/3/00)                     2.52%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                            DOW(SM) TARGET 5--JANUARY PORTFOLIO
                                                             (COMMENCED OPERATIONS JANUARY 3,
                                                                           2000)                   DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
1/03/00                                                                $    10000                         $    10000
6/00                                                                         8307                               9152
'00                                                                       11316.6                             9514.4
6/01                                                                      11762.5                             9338.4
'01                                                                       10943.8                             8996.6
6/02                                                                      10640.7                               8375

 COMMENTS

The Dow(SM) Target 5 January Portfolio lost (2.77)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. Exxon Mobil was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 2,178   Eastman Kodak Co. (3)...............  $ 63,532    20.1
 1,669   Exxon Mobil Corp. (2)...............    68,295    21.7
 1,632   International Paper Co. (1).........    71,123    22.5
 1,816   JP Morgan Chase & Co. (4)...........    61,599    19.5
 1,680   SBC Communications Inc. (5).........    51,240    16.2
                                               --------   -----
         TOTAL COMMON STOCKS.................  $315,789   100.0
                                               --------   -----
         TOTAL HOLDINGS (COST $350,566)......  $315,789   100.0
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................      (123)   (0.0)
                                               --------   -----
         TOTAL NET ASSETS....................  $315,666   100.0
                                               ========   =====

 INDUSTRIES

 1.  Paper & Related
 2.  Oil, Energy & Natural Gas
 3.  Photo Equipment
 4.  Financial Services
 5.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002

AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -5.25%
Since inception (2/1/00)                    -5.88%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE CHART]

                                                         DOW(SM) TARGET 5 -- FEBRUARY PORTFOLIO
                                                           (COMMENCED OPERATIONS FEBRUARY 1,
                                                                         2000)                     DOW JONES INDUSTRIAL AVERAGE
                                                          ------------------------------------     ----------------------------
2/01/00                                                               $    10000                          $    10000
6/00                                                                        9034                                9614
'00                                                                      12191.4                              9994.7
6/01                                                                       13035                              9809.8
'01                                                                      12013.1                              9450.8
6/02                                                                     12267.8                              8797.7

 COMMENTS

The Dow(SM) Target 5 February Portfolio gained 2.12% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
2,197    Eastman Kodak Co. (4)..............  $ 64,086    20.5
1,621    Exxon Mobil Corp. (1)..............    66,331    21.3
1,515    International Paper Co. (2)........    66,024    21.1
1,896    JP Morgan Chase & Co. (3)..........    64,312    20.5
1,727    SBC Communications Inc. (5)........    52,674    16.7
                                              --------   -----
         TOTAL COMMON STOCKS................  $313,427   100.1
                                              --------   -----
         TOTAL HOLDINGS (COST $324,392).....  $313,427   100.1
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (360)   (0.1)
                                              --------   -----
         TOTAL NET ASSETS...................  $313,067   100.0
                                              ========   =====

 INDUSTRIES

 1.  Oil, Energy & Natural Gas
 2.  Paper & Related
 3.  Financial Services
 4.  Photo Equipment
 5.  Telecommunications

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002

AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -5.18%
Since inception (3/1/00)                    -7.18%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                            DOW(SM) TARGET 5 -- MARCH PORTFOLIO
                                                              (COMMENCED OPERATIONS MARCH 1,
                                                                           2000)                   DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
3/01/00                                                                $    10000                         $    10000
6/00                                                                        10182                              10366
'00                                                                       13657.1                            10776.5
6/01                                                                      14301.7                            10577.1
'01                                                                       13028.9                              10190
6/02                                                                        13275                             9485.9

 COMMENTS

The Dow(SM) Target 5 March Portfolio gained 1.89% versus a loss (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. Caterpillar, Inc. was the best performing stock for period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
2,144    Eastman Kodak Co. (4)..............  $ 62,541    18.8
1,658    Exxon Mobil Corp. (2)..............    67,845    20.4
1,535    International Paper Co. (3)........    66,895    20.1
2,337    JP Morgan Chase & Co. (1)..........    79,271    23.8
1,797    SBC Communications Inc. (5)........    54,809    16.5
                                              --------   -----
         TOTAL COMMON STOCKS................  $331,361    99.6
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$2,000   US Bank 1.35% due 07/01/2002
          Repurchase price $2,000
          Collateralized by FHLMC
          Market Value: $2,040
          Face Value: $2,055
          Due: 10/15/31
          Interest: 3.04%...................  $  2,000     0.6
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  2,000     0.6
                                              --------   -----
         TOTAL HOLDINGS (COST $372,830).....  $333,361   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (831)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $332,530   100.0
                                              ========   =====

 INDUSTRIES

 1.  Financial Services
 2.  Oil, Energy & Natural Gas
 3.  Paper & Related
 4.  Photo Equipment
 5.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -6.22%
Since inception (4/3/00)                   -13.22%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                          DOW(SM) TARGET 5 -- APRIL PORTFOLIO
                                                          (COMMENCED OPERATIONS APRIL 3, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                          ------------------------------------     ----------------------------
4/03/00                                                              $    10000                           $    10000
6/00                                                                       9204                                 9601
'00                                                                     12451.2                               9981.2
6/01                                                                    12538.3                               9796.6
'01                                                                     11126.5                                 9438
6/02                                                                    10880.6                               2916.3

 COMMENTS

The Dow(SM) Target 5 April Portfolio lost (2.21)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper Company was the best performing stock for period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
 1,452   Eastman Kodak Co. (3)..............  $ 42,355    19.6
   931   E.I. DuPont de Nemours and Co.
          (4)...............................    41,336    19.0
 1,051   International Paper Co. (1)........    45,803    21.2
 1,268   JP Morgan Chase & Co. (2)..........    43,010    19.9
 1,196   SBC Communications Inc. (5)........    36,478    16.8
                                              --------   -----
         TOTAL COMMON STOCKS................  $208,982    96.5
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$8,000   US Bank 1.35% due 07/01/2002
          Repurchase price $8,000
          Collateralized by FHLMC
          Market Value: $8,160
          Face Value: $8,219
          Due: 10/15/31
          Interest: 3.04%...................  $  8,000     3.7
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  8,000     3.7
                                              --------   -----
         TOTAL HOLDINGS (COST $249,168).....  $216,982   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (501)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $216,481   100.0
                                              ========   =====

 INDUSTRIES

 1.  Paper & Related
 2.  Financial Services
 3.  Photo Equipment
 4.  Chemicals
 5.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2002

AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -6.70%
Since inception (5/1/00)                   -14.30%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                             DOWSM TARGET 5 -- MAY PORTFOLIO
                                                            (COMMENCED OPERATIONS MAY 1, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
5/01/00                                                                     10000                              10000
6/00                                                                         9544                               9764
'00                                                                       12893.9                            10150.7
6/01                                                                      13187.9                             9962.9
'01                                                                         11699                             9598.2
6/02                                                                      11302.4                               8935

 COMMENTS

The Dow(SM) Target 5 May Portfolio lost (3.39)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper Company was the best performing stock for the period while General Electric lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  1,387   Eastman Kodak Co. (5)..............  $ 40,459    18.6
  1,459   General Electric (3)...............    42,384    19.6
  1,133   International Paper Co. (1)........    49,376    22.7
  1,316   JP Morgan Chase & Co. (2)..........    44,639    20.5
  1,358   SBC Communications Inc. (4)........    41,419    19.0
                                               --------   -----
          TOTAL COMMON STOCKS................  $218,277   100.4
                                               --------   -----
          TOTAL HOLDINGS (COST $260,219).....  $218,277   100.4
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................      (774)   (0.4)
                                               --------   -----
          TOTAL NET ASSETS...................  $217,503   100.0
                                               ========   =====

 INDUSTRIES

 1.  Paper & Related
 2.  Financial Services
 3.  Electrical Equipment
 4.  Telecommunications & Related
 5.  Photo Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.30%
Since inception (6/1/00)                   -12.72%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                           DOW(SM) TARGET 5 -- JUNE PORTFOLIO
                                                           (COMMENCED OPERATIONS JUNE 1, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
6/01/00                                                               $    10000                          $    10000
6/00                                                                        9347                                9941
'00                                                                      11735.2                             10334.7
6/01                                                                     12083.7                             10143.5
'01                                                                      10748.4                              9772.2
6/02                                                                     10546.4                                9097

 COMMENTS

The Dow(SM) Target 5 June Portfolio lost (1.88)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,874   Eastman Kodak Co. (5)...............  $ 54,665    18.0
 1,615   Exxon Mobil Corp. (1)...............    66,086    21.8
 1,478   International Paper Co. (2).........    64,411    21.3
 1,764   JP Morgan Chase & Co. (3)...........    59,835    19.8
 1,839   SBC Communications Inc. (4).........    56,089    18.5
                                               --------   -----
         TOTAL COMMON STOCKS.................  $301,086    99.4
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$3,000   US Bank 1.35% due 07/01/2002
          Repurchase price $3,000
          Collateralized by FHLMC
          Market Value: $3,060
          Face Value: $3,082
          Due: 10/15/31
          Interest: 3.04%....................  $  3,000     1.0
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  3,000     1.0
                                               --------   -----
         TOTAL HOLDINGS (COST $359,144)......  $304,086   100.4
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (1,141)   (0.4)
                                               --------   -----
         TOTAL NET ASSETS....................  $302,945   100.0
                                               ========   =====

 INDUSTRIES

 1.  Oil, Energy & Natural Gas
 2.  Paper & Related
 3.  Financial Services
 4.  Telecommunications & Related
 5.  Photo Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.41%
Since inception (7/3/00)                   -12.54%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                            DOW(SM) TARGET 5 -- JULY PORTFOLIO
                                                           (COMMENCED OPERATIONS JULY 3, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
7/03/00                                                                 $  10000                            $  10000
'00                                                                        11824                               10396
6/01                                                                       12511                             10203.7
'01                                                                      11197.3                              9830.2
6/02                                                                       10942                                9151

 COMMENTS

The Dow(SM) Target 5 July Portfolio lost (2.28)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper Company was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,051   Eastman Kodak Co. (5)...............  $ 30,658    14.2
 1,037   E.I. DuPont de Nemours and Co.
          (2)................................    46,043    21.3
 1,378   International Paper Co. (1).........    60,053    27.8
 1,086   JP Morgan Chase & Co. (4)...........    36,837    17.1
 1,228   SBC Communications Inc. (3).........    37,454    17.4
                                               --------   -----
         TOTAL COMMON STOCKS.................  $211,045    97.8
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$6,000   US Bank 1.35% due 07/01/2002
          Repurchase price $6,000
          Collateralized by FHLMC
          Market Value: $6,120.00
          Face Value: $6,165.00
          Due: 10/15/31
          Interest: 3.04%....................  $  6,000     2.8
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  6,000     2.8
                                               --------   -----
         TOTAL HOLDINGS (COST $248,219)......  $217,045   100.6
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (1,379)   (0.6)
                                               --------   -----
         TOTAL NET ASSETS....................  $215,666   100.0
                                               ========   =====

 INDUSTRIES

 1.  Paper & Related
 2.  Chemicals
 3.  Telecommunications & Related
 4.  Financial Services
 5.  Photo Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -7.62%
Since inception (8/1/00)                     2.88%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                           DOW(SM) TARGET 5 -- AUGUST PORTFOLIO
                                                             (COMMENCED OPERATIONS AUGUST 1,
                                                                          2000)                    DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
8/01/00                                                                $    10000                        $     10000
'00                                                                         11842                              10317
6/01                                                                      12114.4                            10126.1
'01                                                                       12064.7                             9755.5
6/02                                                                      12462.8                             9081.4

 COMMENTS

The Dow(SM) Target 5 August Portfolio gained 3.30% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper Inc., was the best performing stock for the period while Philip Morris lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,665    Eastman Kodak Co. (5)..............  $ 48,568    14.1
1,680    Exxon Mobil Corp. (4)..............    68,746    19.9
1,712    E.I. DuPont de Nemours and Co.
          (2)...............................    76,013    22.0
1,806    International Paper Co. (1)........    78,705    22.8
1,631    Philip Morris Cos. Inc. (3)........    71,242    20.6
                                              --------   -----
         TOTAL COMMON STOCKS................  $343,274    99.4
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$2,000   US Bank 1.35% due 07/01/2002
          Repurchase price $2,000
          Collateralized by FHLMC
          Market Value: $2,040
          Face Value: $2,055
          Due: 10/15/31
          Interest: 3.04%...................  $  2,000     0.6
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  2,000     0.6
                                              --------   -----
         TOTAL HOLDINGS (COST $348,218).....  $345,274   100.0
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (126)   (0.0)
                                              --------   -----
         TOTAL NET ASSETS...................  $345,148   100.0
                                              ========   =====

 INDUSTRIES

 1.  Paper & Related
 2.  Chemicals
 3.  Tobacco
 4.  Oil, Energy & Natural Gas
 5.  Photo Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -3.09%
Since inception (9/1/99)                    -1.53%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                               DOW(SM) TARGET 5 -- SEPTEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     SEPTEMBER 1, 1999)            DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
9/01/99                                                                $    10000                        $     10000
'99                                                                          7521                              10668
6/00                                                                       6760.6                             9763.4
'00                                                                        8789.5                              10150
6/01                                                                       9000.4                             9962.2
'01                                                                        8995.9                             9597.6
6/02                                                                       8861.9                             8934.4

 COMMENTS

The Dow(SM) Target 5 September Portfolio lost (1.49)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,021    E.I. DuPont de Nemours and Co.
          (1)...............................  $ 45,332    22.6
1,030    Exxon Mobil Corp. (3)..............    42,148    21.0
1,032    International Paper Co. (2)........    44,975    22.4
1,054    JP Morgan Chase & Co. (4)..........    35,752    17.8
1,009    SBC Communications Inc. (5)........    30,774    15.2
                                              --------   -----
         TOTAL COMMON STOCKS................  $198,981    99.0
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$5,000   US Bank 1.35% due 07/01/2002
          Repurchase price $5,000
          Collateralized by FHLMC
          Market Value: $5,100
          Face Value: $5,137
          Due: 10/15/31
          Interest: 3.04%...................  $  5,000     2.5
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  5,000     2.5
                                              --------   -----
         TOTAL HOLDINGS (COST $208,335).....  $203,981   101.5
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (3,072)   (1.5)
                                              --------   -----
         TOTAL NET ASSETS...................  $200,909   100.0
                                              ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Paper & Related
 3.  Oil, Energy & Natural Gas
 4.  Financial Services
 5.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -3.09%
Since inception (10/1/99)                   -1.53%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                          DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO
                                                            (COMMENCED OPERATIONS OCTOBER 1,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
10/01/99                                                             $    10000                          $     10000
'99                                                                        8530                                11162
6/00                                                                     7389.5                              10215.5
'00                                                                      9304.2                                10620
6/01                                                                     9270.7                              10423.5
'01                                                                      9601.6                                10042
6/02                                                                       9887                               9348.1

 COMMENTS

The Dow(SM) Target 5 October Portfolio gained 2.97% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper was the best performing stock for the period while JP Morgan Chase lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,349    Eastman Kodak Co. (5)..............  $ 39,350    15.5
1,197    E.I. DuPont de Nemours and Co.
          (3)...............................    53,147    20.9
1,726    Honeywell International Inc. (1)...    60,807    23.9
1,278    International Paper Co. (2)........    55,695    21.9
1,306    JP Morgan Chase & Co. (4)..........    44,300    17.5
                                              --------   -----
         TOTAL COMMON STOCKS................  $253,299    99.7
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$2,000   US Bank 1.35% due 07/01/2002
          Repurchase price $2,000
          Collateralized by FHLMC
          Market Value: $2,040
          Face Value: $2,055
          Due: 10/15/31
          Interest: 3.04%...................  $  2,000     0.8
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  2,000     0.8
                                              --------   -----
         TOTAL HOLDINGS (COST $230,662).....  $255,299   100.5
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (1,333)   (0.5)
                                              --------   -----
         TOTAL NET ASSETS...................  $253,966   100.0
                                              ========   =====

 INDUSTRIES

 1.  Aerospace
 2.  Paper & Related
 3.  Chemicals
 4.  Financial Services
 5.  Photo Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -7.74%
Since inception (11/1/99)                   -9.11%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                                DOW(SM) TARGET 5 -- NOVEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     NOVEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
11/01/99                                                               $    10000                         $    10000
'99                                                                          9978                              10748
6/00                                                                       7395.7                             9836.6
'00                                                                        8650.7                            10226.1
6/01                                                                       9497.7                            10036.9
'01                                                                        8846.1                             9669.6
6/02                                                                       8632.9                             9001.4

 COMMENTS

The Dow(SM) Target 5 November Portfolio lost (2.41)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. International Paper was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,493    Eastman Kodak Co. (3)..............  $ 43,551    20.0
1,445    Honeywell International Inc. (1)...    50,907    23.4
1,135    International Paper Co. (2)........    49,463    22.8
1,169    JP Morgan Chase & Co. (4)..........    39,653    18.2
1,089    SBC Communications Inc. (5)........    33,214    15.3
                                              --------   -----
         TOTAL COMMON STOCKS................  $216,788    99.7
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$1,000   US Bank 1.35% due 07/01/2002
          Repurchase price $1,000
          Collateralized by FHLMC
          Market Value: $1,020
          Face Value: $1,027
          Due: 10/15/31
          Interest: 3.04%...................  $  1,000     0.5
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  1,000     0.5
                                              --------   -----
         TOTAL HOLDINGS (COST $234,113).....  $217,788   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (426)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $217,362   100.0
                                              ========   =====

 INDUSTRIES

 1.  Aerospace
 2.  Paper & Related
 3.  Photo Equipment
 4.  Financial Services
 5.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -7.39%
Since inception (12/1/99)                   -5.47%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[PERFORMANCE GRAPH]

                                                                DOW(SM) TARGET 5 -- DECEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     DECEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
12/01/99                                                              $     10000                         $    10000
'99                                                                         10016                              10581
6/00                                                                       7981.8                             9683.7
'00                                                                       10721.9                            10067.2
6/01                                                                      11441.3                               9881
'01                                                                       11187.3                             9519.3
6/02                                                                      10815.9                             8861.5

 COMMENTS

The Dow(SM) Target 5 December Portfolio lost (3.32)% versus a loss of (6.91)% for the Dow Jones Industrial Average for the six month period ending June 30, 2002. Honeywell International was the best performing stock for the period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2002 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
2,088    Eastman Kodak Co. (3)..............  $ 60,907    20.2
1,645    Exxon Mobil Corp. (1)..............    67,313    22.3
1,864    Honeywell International Inc. (2)...    65,669    21.8
1,618    JP Morgan Chase & Co. (4)..........    54,883    18.2
1,627    SBC Communications Inc. (5)........    49,623    16.4
                                              --------   -----
         TOTAL COMMON STOCKS................  $298,395    98.9
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$4,000   US Bank 1.35% due 07/01/2002
          Repurchase price $4,000
          Collateralized by FHLMC
          Market Value: $4,080
          Face Value: $4,110
          Due: 10/15/31
          Interest: 3.04%...................  $  4,000     1.3
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  4,000     1.3
                                              --------   -----
         TOTAL HOLDINGS (COST $314,456).....  $302,395   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (548)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $301,847   100.0
                                              ========   =====

 INDUSTRIES

 1.  Oil, Energy & Natural Gas
 2.  Aerospace
 3.  Photo Equipment
 4.  Financial Services
 5.  Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2002 (UNAUDITED)

                                                                                PORTFOLIOS
                                                          ------------------------------------------------------
                                                          JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)
                                                          ------------   -------------   ----------   ----------
Assets:
  Investment in securities, at cost.....................    $596,981      $1,163,169     $1,129,112   $  956,534
                                                            ========      ==========     ==========   ==========
  Investments in securities, at market value............    $533,377      $1,129,905     $1,057,510   $  944,979
  Cash in bank..........................................         241             121            219          563
  Dividends & accrued interest receivable...............       2,683           5,713          5,122        4,868
  Due from advisor......................................         491               0              0            4
                                                            --------      ----------     ----------   ----------
    Total Assets........................................     536,792       1,135,739      1,062,851      950,414
                                                            --------      ----------     ----------   ----------
Liabilities:
  Payable for fund interests redeemed...................          83             116            125          104
  Payable for investment management services (note 3)...         635             582            541          492
  Other accrued expenses................................       7,224           2,637          3,891        3,665
                                                            --------      ----------     ----------   ----------
    Total Liabilities...................................       7,942           3,335          4,557        4,261
                                                            --------      ----------     ----------   ----------
Net assets..............................................    $528,850      $1,132,404     $1,058,294   $  946,153
                                                            ========      ==========     ==========   ==========
Net assets consist of:
  Par value, $1 per membership interest.................    $ 57,559      $  119,483     $  115,471   $   99,424
  Paid-in capital in excess of par value................     594,550       1,044,623      1,024,672    1,043,982
  Accumulated net realized gain (loss) on investments...     (59,186)         16,348            (23)    (171,005)
  Net unrealized appreciation (depreciation) on
    investments.........................................     (63,604)        (33,264)       (71,602)     (11,555)
  Undistributed (distributions in excess of) net
    investment income...................................        (469)        (14,786)       (10,224)     (14,693)
                                                            --------      ----------     ----------   ----------
Net assets..............................................    $528,850      $1,132,404     $1,058,294   $  946,153
                                                            ========      ==========     ==========   ==========
Membership interest outstanding.........................      57,559         119,483        115,471       99,424
Net asset value per membership interest.................    $   9.19      $     9.48     $     9.16   $     9.52
                                                            ========      ==========     ==========   ==========

                                                               PORTFOLIOS
                                                          ---------------------
                                                          MAY (10)   JUNE (10)
                                                          --------   ----------
Assets:
  Investment in securities, at cost.....................  $991,006   $1,392,541
                                                          ========   ==========
  Investments in securities, at market value............  $924,246   $1,305,516
  Cash in bank..........................................       426          102
  Dividends & accrued interest receivable...............     3,628        3,811
  Due from advisor......................................         0            0
                                                          --------   ----------
    Total Assets........................................   928,300    1,309,429
                                                          --------   ----------
Liabilities:
  Payable for fund interests redeemed...................       106          984
  Payable for investment management services (note 3)...       474          558
  Other accrued expenses................................     4,009        3,704
                                                          --------   ----------
    Total Liabilities...................................     4,589        5,246
                                                          --------   ----------
Net assets..............................................  $923,711   $1,304,183
                                                          ========   ==========
Net assets consist of:
  Par value, $1 per membership interest.................  $102,828   $  150,136
  Paid-in capital in excess of par value................   942,266    1,387,742
  Accumulated net realized gain (loss) on investments...   (46,860)    (140,825)
  Net unrealized appreciation (depreciation) on
    investments.........................................   (66,760)     (87,025)
  Undistributed (distributions in excess of) net
    investment income...................................    (7,763)      (5,845)
                                                          --------   ----------
Net assets..............................................  $923,711   $1,304,183
                                                          ========   ==========
Membership interest outstanding.........................   102,828      150,136
Net asset value per membership interest.................  $   8.98   $     8.69
                                                          ========   ==========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)       JUNE 30, 2002 (UNAUDITED)

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                          JULY (10)    AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)
                                                          ----------   -----------   --------------   ------------   -------------
Assets:
  Investment in securities, at cost.....................  $  971,432    $669,175        $751,972        $644,008       $719,199
                                                          ==========    ========        ========        ========       ========
  Investments in securities, at market value............  $  953,027    $652,106        $718,158        $680,920       $693,471
  Cash in bank..........................................           0         275               0             670            419
  Dividends & accrued interest receivable...............       3,788       2,432           2,408           2,344          2,879
  Due from advisor......................................           0         189              60             121             85
                                                          ----------    --------        --------        --------       --------
    Total Assets........................................     956,815     655,002         720,626         684,055        696,854
                                                          ----------    --------        --------        --------       --------
Liabilities:
  Payable for fund interests redeemed...................          43         360             333              25             25
  Payable for investment management services (note 3)...         490         440             382             406            394
  Other accrued expenses................................       3,781       3,932           3,251           2,972          3,995
                                                          ----------    --------        --------        --------       --------
    Total Liabilities...................................       4,314       4,732           3,966           3,403          4,414
                                                          ----------    --------        --------        --------       --------
Net assets..............................................  $  952,501    $650,270        $716,660        $680,652       $692,440
                                                          ==========    ========        ========        ========       ========
Net assets consist of:
  Par value, $1 per membership interest.................  $  112,228    $ 77,679        $ 85,896        $ 70,276       $ 76,337
  Paid-in capital in excess of par value................   1,008,140     757,218         870,026         697,555        777,780
  Accumulated net realized loss on investments..........    (151,450)   (166,622)       (206,352)       (124,767)      (137,963)
  Net unrealized appreciation (depreciation) on
    investments.........................................     (18,405)    (17,069)        (33,814)         36,912        (25,728)
  Undistributed (distributions in excess of) net
    investment income...................................       1,988        (936)            904             676          2,014
                                                          ----------    --------        --------        --------       --------
Net assets..............................................  $  952,501    $650,270        $716,660        $680,652       $692,440
                                                          ==========    ========        ========        ========       ========
Membership interest outstanding.........................     112,228      77,679          85,896          70,276         76,337
Net asset value per membership interest.................  $     8.49    $   8.37        $   8.34        $   9.69       $   9.07
                                                          ==========    ========        ========        ========       ========

                                                           PORTFOLIOS
                                                          -------------
                                                          DECEMBER (10)
                                                          -------------
Assets:
  Investment in securities, at cost.....................    $513,782
                                                            ========
  Investments in securities, at market value............    $483,106
  Cash in bank..........................................         545
  Dividends & accrued interest receivable...............       2,023
  Due from advisor......................................         680
                                                            --------
    Total Assets........................................     486,354
                                                            --------
Liabilities:
  Payable for fund interests redeemed...................          39
  Payable for investment management services (note 3)...         771
  Other accrued expenses................................       4,137
                                                            --------
    Total Liabilities...................................       4,947
                                                            --------
Net assets..............................................    $481,407
                                                            ========
Net assets consist of:
  Par value, $1 per membership interest.................    $ 50,633
  Paid-in capital in excess of par value................     560,779
  Accumulated net realized loss on investments..........    (101,240)
  Net unrealized appreciation (depreciation) on
    investments.........................................     (30,676)
  Undistributed (distributions in excess of) net
    investment income...................................       1,911
                                                            --------
Net assets..............................................    $481,407
                                                            ========
Membership interest outstanding.........................      50,633
Net asset value per membership interest.................    $   9.51
                                                            ========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)       JUNE 30, 2002 (UNAUDITED)

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                          JANUARY (5)   FEBRUARY (5)   MARCH (5)   APRIL (5)   MAY (5)    JUNE (5)
                                                          -----------   ------------   ---------   ---------   --------   --------
Assets:
  Investment in securities, at cost.....................   $350,566       $324,392     $372,830    $249,168    $260,219   $359,144
                                                           ========       ========     ========    ========    ========   ========
  Investments in securities, at market value............   $315,789       $313,427     $333,361    $216,982    $218,277   $304,086
  Cash in bank..........................................        387            606            0         780         421        347
  Dividends & accrued interest receivable...............      1,960          1,977        1,930       1,308       1,382      1,321
  Due from advisor......................................      1,020            976          956         792       2,620      2,977
                                                           --------       --------     --------    --------    --------   --------
    Total Assets........................................    319,156        316,986      336,247     219,862     222,700    308,731
                                                           --------       --------     --------    --------    --------   --------
Liabilities:
  Payable for fund interests redeemed...................          8              7            7           4           4          7
  Payable for investment management services (note 3)...        982            942          940         642       2,467      2,905
  Other accrued expenses................................      2,500          2,970        2,770       2,735       2,726      2,874
                                                           --------       --------     --------    --------    --------   --------
    Total Liabilities...................................      3,490          3,919        3,717       3,381       5,197      5,786
                                                           --------       --------     --------    --------    --------   --------
Net assets..............................................   $315,666       $313,067     $332,530    $216,481    $217,503   $302,945
                                                           ========       ========     ========    ========    ========   ========
Net assets consist of:
  Par value, $1 per membership interest.................   $ 32,526       $ 29,956     $ 34,359    $ 26,138    $ 26,936   $ 33,968
  Paid-in capital in excess of par value................    285,292        262,866      314,485     223,797     234,815    323,018
  Accumulated net realized gain (loss) on investments...     32,925         30,673       23,788      (1,576)     (2,378)      (297)
  Net unrealized appreciation (depreciation) on
    investments.........................................    (34,777)       (10,965)     (39,469)    (32,186)    (41,942)   (55,058)
  Undistributed (distributions in excess of) net
    investment income...................................       (300)           537         (633)        308          72      1,314
                                                           --------       --------     --------    --------    --------   --------
Net assets..............................................   $315,666       $313,067     $332,530    $216,481    $217,503   $302,945
                                                           ========       ========     ========    ========    ========   ========
Membership interest outstanding.........................     32,526         29,956       34,359      26,137      26,936     33,968
Net asset value per membership interest.................   $   9.71       $  10.45     $   9.68    $   8.28    $   8.07   $   8.92
                                                           ========       ========     ========    ========    ========   ========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)       JUNE 30, 2002 (UNAUDITED)

                                                                                      PORTFOLIOS
                                                          ------------------------------------------------------------------
                                                          JULY (5)   AUGUST (5)   SEPTEMBER (5)   OCTOBER (5)   NOVEMBER (5)
                                                          --------   ----------   -------------   -----------   ------------
Assets:
  Investment in securities, at cost.....................  $248,219    $348,218      $208,335       $230,662       $234,113
                                                          ========    ========      ========       ========       ========
  Investments in securities, at market value............  $217,045    $345,274      $203,981       $255,299       $217,788
  Cash in bank..........................................       508         768           287            199            456
  Dividends & accrued interest receivable...............       947       2,445             1          1,214          1,344
  Due from advisor......................................       822       1,102           791            932            855
                                                          --------    --------      --------       --------       --------
    Total Assets........................................   219,322     349,589       205,060        257,644        220,443
                                                          --------    --------      --------       --------       --------
Liabilities:
  Payable for fund interests redeemed...................         4          51             4              6              5
  Payable for investment management services (note 3)...       664       1,090           616            812            699
  Other accrued expenses................................     2,988       3,300         3,531          2,860          2,377
                                                          --------    --------      --------       --------       --------
    Total Liabilities...................................     3,656       4,441         4,151          3,678          3,081
                                                          --------    --------      --------       --------       --------
Net assets..............................................  $215,666    $345,148      $200,909       $253,966       $217,362
                                                          ========    ========      ========       ========       ========
Net assets consist of:
  Par value, $1 per membership interest.................  $ 22,878    $ 29,690      $ 23,768       $ 27,144       $ 26,429
  Paid-in capital in excess of par value................   223,070     314,720       195,326        230,203        225,841
  Accumulated net realized gain (loss) on investments...        --       1,682       (13,867)       (28,623)       (19,613)
  Net unrealized appreciation (depreciation) on
    investments.........................................   (31,174)     (2,944)       (4,354)        24,637        (16,325)
  Undistributed (distributions in excess of) net
    investment income...................................       892       2,000            36            605          1,030
                                                          --------    --------      --------       --------       --------
Net assets..............................................  $215,666    $345,148      $200,909       $253,966       $217,362
                                                          ========    ========      ========       ========       ========
Membership interest outstanding.........................    22,878      29,690        23,768         27,144         26,429
Net asset value per membership interest.................  $   9.43    $  11.63      $   8.45       $   9.36       $   8.22
                                                          ========    ========      ========       ========       ========

                                                           PORTFOLIOS
                                                          ------------
                                                          DECEMBER (5)
                                                          ------------
Assets:
  Investment in securities, at cost.....................    $314,456
                                                            ========
  Investments in securities, at market value............    $302,395
  Cash in bank..........................................         130
  Dividends & accrued interest receivable...............       1,880
  Due from advisor......................................       1,021
                                                            --------
    Total Assets........................................     305,426
                                                            --------
Liabilities:
  Payable for fund interests redeemed...................           7
  Payable for investment management services (note 3)...         951
  Other accrued expenses................................       2,621
                                                            --------
    Total Liabilities...................................       3,579
                                                            --------
Net assets..............................................    $301,847
                                                            ========
Net assets consist of:
  Par value, $1 per membership interest.................    $ 30,938
  Paid-in capital in excess of par value................     283,458
  Accumulated net realized gain (loss) on investments...      (2,839)
  Net unrealized appreciation (depreciation) on
    investments.........................................     (12,061)
  Undistributed (distributions in excess of) net
    investment income...................................       2,351
                                                            --------
Net assets..............................................    $301,847
                                                            ========
Membership interest outstanding.........................      30,938
Net asset value per membership interest.................    $   9.76
                                                            ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS      FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                   JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)   MAY (10)    JUNE (10)
PORTFOLIOS                                         ------------   -------------   ----------   ----------   ---------   ---------
Investment income:
  Interest.......................................    $     42       $    100       $     48     $     48    $      46   $     84
  Dividends......................................       9,232         21,142         18,929       19,569       14,916     15,496
                                                     --------       --------       --------     --------    ---------   --------
    Total investment income......................       9,274         21,242         18,977       19,617       14,962     15,580
                                                     --------       --------       --------     --------    ---------   --------
Expenses:
  Management fees (note 3).......................       1,728          3,924          3,247        3,554        2,777      2,926
  Custodian fees.................................       1,249          1,249          1,249        1,249        1,249      1,249
  Directors' fees................................         181            386            333          416          300        310
  Professional fees..............................         507            518            514          519          512        514
  Accounting fees................................         744            744            744          744          744        744
  Printing, proxy, and postage fees..............         724          1,542          1,332        1,663        1,200      1,242
  Filing fees....................................          51            107             92          116           83         87
  Other..........................................          50             49             51           52           50         49
                                                     --------       --------       --------     --------    ---------   --------
    Total expenses...............................       5,234          8,519          7,562        8,313        6,915      7,121
                                                     --------       --------       --------     --------    ---------   --------
    Less expenses reduced or reimbursed by
      advisor....................................        (626)             0            (48)          (4)           0          0
                                                     --------       --------       --------     --------    ---------   --------
    Net expenses.................................       4,608          8,519          7,514        8,309        6,915      7,121
                                                     --------       --------       --------     --------    ---------   --------
    Net investment income........................    $  4,666       $ 12,723       $ 11,463     $ 11,308    $   8,047   $  8,459
                                                     --------       --------       --------     --------    ---------   --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments......       8,808         30,907         37,191      (26,847)      59,441     71,970
  Net change in unrealized appreciation
    (depreciation) on investments................     (22,696)       (67,082)       (75,872)      40,375      (67,407)   (84,054)
                                                     --------       --------       --------     --------    ---------   --------
    Net gain (loss) on investments...............     (13,888)       (36,175)       (38,681)      13,528       (7,966)   (12,084)
                                                     --------       --------       --------     --------    ---------   --------
    Net increase (decrease) in net assets from
      operations.................................    $ (9,222)      $(23,452)      $(27,218)    $ 24,836    $      81   $ (3,625)
                                                     ========       ========       ========     ========    =========   ========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS (CONTINUED)      FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                          JULY (10)   AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)   DECEMBER (10)
PORTFOLIOS                                ---------   -----------   --------------   ------------   -------------   -------------
Investment income:
  Interest..............................   $    52      $    17        $    50         $    36         $    39         $    38
  Dividends.............................    16,583       11,721         12,641          11,612          12,231           8,380
                                           -------      -------        -------         -------         -------         -------
    Total investment income.............    16,635       11,738         12,691          11,648          12,270           8,418
                                           -------      -------        -------         -------         -------         -------
Expenses:
  Management fees (note 3)..............     3,172        2,165          2,371           2,238           2,234           1,526
  Custodian fees........................     1,249        1,249          1,249           1,249           1,249           1,249
  Directors' fees.......................       358          243            262             244             241             159
  Professional fees.....................       516          509            510             510             509             505
  Accounting fees.......................       744          744            744             744             744             744
  Printing, proxy, and postage fees.....     1,435          970          1,048             977             963             637
  Filing fees...........................       100           67             72              69              67              43
  Other.................................        50           51             52              51              50              51
                                           -------      -------        -------         -------         -------         -------
    Total expenses......................     7,624        5,998          6,308           6,082           6,057           4,914
                                           -------      -------        -------         -------         -------         -------
    Less expenses reduced or reimbursed
      by advisor........................         0         (228)           (69)           (158)           (126)           (845)
                                           -------      -------        -------         -------         -------         -------
    Net expenses........................     7,624        5,770          6,239           5,924           5,931           4,069
                                           -------      -------        -------         -------         -------         -------
    Net investment income...............   $ 9,011      $ 5,968        $ 6,452         $ 5,724         $ 6,339         $ 4,349
                                           -------      -------        -------         -------         -------         -------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments....   $(7,256)     $(4,135)       $(1,361)        $  (853)        $(3,252)        $(1,378)
  Net change in unrealized appreciation
    (depreciation) on investments.......       706        3,261           (202)         20,690             357          (2,989)
                                           -------      -------        -------         -------         -------         -------
    Net gain (loss) on investments......    (6,550)        (874)        (1,563)         19,837          (2,895)         (4,367)
                                           -------      -------        -------         -------         -------         -------
    Net increase (decrease) in net
      assets from operations............   $ 2,461      $ 5,094        $ 4,889         $25,561         $ 3,444         $   (18)
                                           =======      =======        =======         =======         =======         =======

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS (CONTINUED)      FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                         JANUARY (5)   FEBRUARY (5)   MARCH (5)   APRIL (5)   MAY (5)    JUNE (5)
PORTFOLIOS                                               -----------   ------------   ---------   ---------   --------   --------
Investment income:
  Interest.............................................   $     31       $     25     $     45     $    44    $     29   $    55
  Dividends............................................      5,068          5,007        5,690       3,904       4,097     5,181
                                                          --------       --------     --------     -------    --------   -------
    Total investment income............................      5,099          5,032        5,735       3,948       4,126     5,236
                                                          --------       --------     --------     -------    --------   -------
Expenses:
  Management fees (note 3).............................        982            942          940         642         659       911
  Custodian fees.......................................      1,249          1,249        1,249       1,249       1,249     1,249
  Directors' fees......................................         87             80           87          67          72       100
  Professional fees....................................        501            500          501         500         500       501
  Accounting fees......................................        496            496          496         496         496       496
  Printing, proxy, and postage fees....................        348            320          349         270         291       400
  Filing fees..........................................         24             22           24          18          20        27
  Other................................................         50             50           51          50          50        51
                                                          --------       --------     --------     -------    --------   -------
    Total expenses.....................................      3,737          3,659        3,697       3,292       3,337     3,735
                                                          --------       --------     --------     -------    --------   -------
    Less expenses reduced or reimbursed by advisor.....     (1,118)        (1,147)      (1,204)     (1,580)     (1,581)   (1,305)
                                                          --------       --------     --------     -------    --------   -------
    Net expenses.......................................      2,619          2,512        2,493       1,712       1,756     2,430
                                                          --------       --------     --------     -------    --------   -------
    Net investment income..............................   $  2,480       $  2,520     $  3,242     $ 2,236    $  2,370   $ 2,806
                                                          --------       --------     --------     -------    --------   -------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments............     32,925         30,673       23,788      (1,576)     (2,378)     (297)
  Net change in unrealized appreciation (depreciation)
    on investments.....................................    (44,523)       (25,673)     (25,996)     (6,077)     (7,264)   (8,316)
                                                          --------       --------     --------     -------    --------   -------
    Net gain (loss) on investments.....................    (11,598)         5,000       (2,208)     (7,653)     (9,642)   (8,613)
                                                          --------       --------     --------     -------    --------   -------
    Net increase (decrease) in net assets from
      operations.......................................   $ (9,118)      $  7,520     $  1,034     $(5,417)   $ (7,272)  $(5,807)
                                                          ========       ========     ========     =======    ========   =======

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS (CONTINUED)      FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                JULY (5)   AUGUST (5)   SEPTEMBER (5)   OCTOBER (5)   NOVEMBER (5)   DECEMBER (5)
PORTFOLIOS                                      --------   ----------   -------------   -----------   ------------   ------------
Investment income:
  Interest....................................  $    39     $    31        $    37        $    31       $    18        $     28
  Dividends...................................    3,746       6,303          2,952          4,376         3,925           5,326
                                                -------     -------        -------        -------       -------        --------
    Total investment income...................    3,785       6,334          2,989          4,407         3,943           5,354
                                                -------     -------        -------        -------       -------        --------
Expenses:
  Management fees (note 3)....................      664       1,090            616            812           699             951
  Custodian fees..............................    1,249       1,249          1,249          1,249         1,249           1,249
  Directors' fees.............................       72         119             67             89            78             109
  Professional fees...........................      500         503            500            501           500             501
  Accounting fees.............................      496         496            496            496           496             496
  Printing, proxy, and postage fees...........      293         476            270            358           315             434
  Filing fees.................................       20          33             18             25            22              31
  Other.......................................       51          51             50             51            49              49
                                                -------     -------        -------        -------       -------        --------
    Total expenses............................    3,345       4,017          3,266          3,581         3,408           3,820
                                                -------     -------        -------        -------       -------        --------
    Less expenses reduced or reimbursed by
      advisor.................................   (1,573)     (1,110)        (1,624)        (1,417)       (1,544)         (1,286)
                                                -------     -------        -------        -------       -------        --------
    Net expenses..............................    1,772       2,907          1,642          2,164         1,864           2,534
                                                -------     -------        -------        -------       -------        --------
    Net investment income.....................  $ 2,013     $ 3,427        $ 1,347        $ 2,243       $ 2,079        $  2,820
                                                -------     -------        -------        -------       -------        --------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) from investments...  $     0     $ 1,682        $     0        $ 2,339       $(1,338)       $  1,335
  Net change in unrealized appreciation
    (depreciation) on investments.............   (7,148)      7,166         (4,377)         4,002        (5,708)        (13,431)
                                                -------     -------        -------        -------       -------        --------
    Net gain (loss) on investments............   (7,148)      8,848         (4,377)         6,341        (7,046)        (12,096)
                                                -------     -------        -------        -------       -------        --------
    Net increase (decrease) in net assets from
      operations..............................  $(5,135)    $12,275        $(3,030)       $ 8,584       $(4,967)       $ (9,276)
                                                =======     =======        =======        =======       =======        ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS          FOR SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                            PORTFOLIOS
                                         --------------------------------------------------------------------------------
                                               JANUARY (10)               FEBRUARY (10)                MARCH (10)
                                         ------------------------   -------------------------   -------------------------
                                         SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                            ENDED                      ENDED                       ENDED
                                           6/30/02     YEAR ENDED     6/30/02     YEAR ENDED      6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01     (UNAUDITED)    12/31/01
                                         -----------   ----------   -----------   -----------   -----------   -----------
From operations:
  Net investment income................   $  4,666      $  9,730    $   12,723    $    20,680   $   11,463    $    17,513
  Realized gain (loss) on
    investments........................      8,808        40,398        30,907        103,672       37,191         72,071
  Unrealized appreciation
    (depreciation) on investments......    (22,696)      (69,727)      (67,082)      (184,341)     (75,872)      (141,649)
                                          --------      --------    ----------    -----------   ----------    -----------
    Net increase (decrease) in net
      assets from operations...........     (9,222)      (19,599)      (23,452)       (59,989)     (27,218)       (52,065)
                                          --------      --------    ----------    -----------   ----------    -----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (5,135)       (9,896)      (27,509)       (21,943)     (21,687)       (19,306)
                                          --------      --------    ----------    -----------   ----------    -----------
From capital share transactions (note
  4):
  Received from shares sold............     42,612        75,551       372,021        144,667      114,837         84,618
  Received from dividends reinvested...      5,135         9,896        27,509         21,943       21,687         19,306
  Paid for shares redeemed.............    (51,576)     (135,639)     (385,213)      (255,046)     (39,198)      (262,365)
                                          --------      --------    ----------    -----------   ----------    -----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................     (3,829)      (50,192)       14,317        (88,436)      97,326       (158,441)
                                          --------      --------    ----------    -----------   ----------    -----------
    Increase (decrease) in net
      assets...........................    (18,186)      (79,687)      (36,644)      (170,368)      48,421       (229,812)
Net Assets:
  Beginning of period..................    547,036       626,723     1,169,048      1,339,416    1,009,873      1,239,685
                                          --------      --------    ----------    -----------   ----------    -----------
  End of period (a)....................   $528,850      $547,036    $1,132,404    $ 1,169,048   $1,058,294    $ 1,009,873
                                          ========      ========    ==========    ===========   ==========    ===========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $   (469)     $   (213)   $  (14,786)   $      (427)  $  (10,224)   $      (255)
                                          ========      ========    ==========    ===========   ==========    ===========

                                                PORTFOLIOS
                                         ------------------------
                                                APRIL (10)
                                         ------------------------
                                         SIX MONTHS
                                            ENDED
                                           6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01
                                         -----------   ----------
From operations:
  Net investment income................  $   11,308    $   21,916
  Realized gain (loss) on
    investments........................     (26,847)       32,062
  Unrealized appreciation
    (depreciation) on investments......      40,375       (75,347)
                                         ----------    ----------
    Net increase (decrease) in net
      assets from operations...........      24,836       (21,369)
                                         ----------    ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (26,001)      (23,862)
                                         ----------    ----------
From capital share transactions (note
  4):
  Received from shares sold............     104,464        84,771
  Received from dividends reinvested...      26,001        23,862
  Paid for shares redeemed.............    (441,185)     (253,476)
                                         ----------    ----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (310,720)     (144,843)
                                         ----------    ----------
    Increase (decrease) in net
      assets...........................    (311,885)     (190,074)
Net Assets:
  Beginning of period..................   1,258,038     1,448,112
                                         ----------    ----------
  End of period (a)....................  $  946,153    $1,258,038
                                         ==========    ==========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............  $  (14,693)   $     (387)
                                         ==========    ==========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR SIX MONTHS ENDED JUNE 30,
2002 (UNAUDITED)

                                                                            PORTFOLIOS
                                         --------------------------------------------------------------------------------
                                                 MAY (10)                   JUNE (10)                   JULY (10)
                                         ------------------------   -------------------------   -------------------------
                                         SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                            ENDED                      ENDED                       ENDED
                                           6/30/02     YEAR ENDED     6/30/02     YEAR ENDED      6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01     (UNAUDITED)    12/31/01
                                         -----------   ----------   -----------   -----------   -----------   -----------
From operations:
  Net investment income................   $   8,047    $  14,858    $    8,459    $    14,462   $    9,011    $    17,531
  Realized gain (loss) on
    investments........................      59,441       53,468        71,970        (26,826)      (7,256)       (10,972)
  Unrealized appreciation
    (depreciation) on investments......     (67,407)     (85,846)      (84,054)        (2,652)         706        (58,359)
                                          ---------    ----------   ----------    -----------   ----------    -----------
    Net increase (decrease) in net
      assets from operations...........          81      (17,520)       (3,625)       (15,016)       2,461        (51,800)
                                          ---------    ----------   ----------    -----------   ----------    -----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (15,810)     (15,522)      (14,304)       (15,114)      (7,023)       (17,872)
                                          ---------    ----------   ----------    -----------   ----------    -----------
From capital share transactions (note
  4):
  Received from shares sold............     121,572      115,185       469,549        151,645           14        293,784
  Received from dividends reinvested...      15,810       15,522        14,304         15,114        7,023         17,872
  Paid for shares redeemed.............    (104,439)    (199,272)     (102,978)      (261,969)    (131,550)      (319,532)
                                          ---------    ----------   ----------    -----------   ----------    -----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................      32,943      (68,565)      380,875        (95,210)    (124,513)        (7,876)
                                          ---------    ----------   ----------    -----------   ----------    -----------
    Increase (decrease) in net
      assets...........................      17,214     (101,607)      362,946       (125,340)    (129,075)       (77,548)
Net Assets:
  Beginning of period..................     906,497    1,008,104       941,237      1,066,577    1,081,576      1,159,124
                                          ---------    ----------   ----------    -----------   ----------    -----------
  End of period (a)....................   $ 923,711    $ 906,497    $1,304,183    $   941,237   $  952,501    $ 1,081,576
                                          =========    ==========   ==========    ===========   ==========    ===========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $  (7,763)   $    (280)   $   (5,845)   $      (286)  $    1,988    $      (467)
                                          =========    ==========   ==========    ===========   ==========    ===========

                                                PORTFOLIOS
                                         ------------------------
                                               AUGUST (10)
                                         ------------------------
                                         SIX MONTHS
                                            ENDED
                                           6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01
                                         -----------   ----------
From operations:
  Net investment income................   $  5,968     $  13,568
  Realized gain (loss) on
    investments........................     (4,135)      (31,614)
  Unrealized appreciation
    (depreciation) on investments......      3,261       (14,726)
                                          --------     ---------
    Net increase (decrease) in net
      assets from operations...........      5,094       (32,772)
                                          --------     ---------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (6,904)      (13,800)
                                          --------     ---------
From capital share transactions (note
  4):
  Received from shares sold............          0       109,120
  Received from dividends reinvested...      6,904        13,800
  Paid for shares redeemed.............    (89,234)     (280,410)
                                          --------     ---------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (82,330)     (157,490)
                                          --------     ---------
    Increase (decrease) in net
      assets...........................    (84,140)     (204,062)
Net Assets:
  Beginning of period..................    734,410       938,472
                                          --------     ---------
  End of period (a)....................   $650,270     $ 734,410
                                          ========     =========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $   (936)    $    (232)
                                          ========     =========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR SIX MONTHS ENDED JUNE 30,
2002 (UNAUDITED)

                                                                           PORTFOLIOS
                                         ------------------------------------------------------------------------------
                                              SEPTEMBER (10)              OCTOBER (10)              NOVEMBER (10)
                                         ------------------------   ------------------------   ------------------------
                                         SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                            ENDED                      ENDED                      ENDED
                                           6/30/02     YEAR ENDED     6/30/02     YEAR ENDED     6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01
                                         -----------   ----------   -----------   ----------   -----------   ----------
From operations:
  Net investment income................   $  6,452      $ 12,086     $  5,724     $  10,779     $  6,339     $   8,373
  Realized gain (loss) on
    investments........................     (1,361)       (6,573)        (853)       (5,478)      (3,252)      (54,573)
  Unrealized appreciation
    (depreciation) on investments......       (202)      (38,237)      20,690       (20,047)         357        44,695
                                          --------      --------     --------     ---------     --------     ---------
    Net increase (decrease) in net
      assets from operations...........      4,889       (32,724)      25,561       (14,746)       3,444        (1,505)
                                          --------      --------     --------     ---------     --------     ---------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (5,818)      (11,804)      (5,048)      (11,007)      (4,325)       (8,594)
                                          --------      --------     --------     ---------     --------     ---------
From capital share transactions (note
  4):
  Received from shares sold............        718        41,045            0        90,013            0       228,571
  Received from dividends reinvested...      5,818        11,804        5,048        11,007        4,325         8,594
  Paid for shares redeemed.............    (84,293)     (161,071)     (87,423)     (211,951)     (41,771)     (178,779)
                                          --------      --------     --------     ---------     --------     ---------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (77,757)     (108,222)     (82,375)     (110,931)     (37,446)       58,386
                                          --------      --------     --------     ---------     --------     ---------
    Increase (decrease) in net
      assets...........................    (78,686)     (152,750)     (61,862)     (136,684)     (38,327)       48,287
Net Assets:
  Beginning of period..................    795,346       948,096      742,514       879,198      730,767       682,480
                                          --------      --------     --------     ---------     --------     ---------
  End of period (a)....................   $716,660      $795,346     $680,652     $ 742,514     $692,440     $ 730,767
                                          ========      ========     ========     =========     ========     =========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $    904      $    270     $    676     $    (318)    $  2,014     $    (222)
                                          ========      ========     ========     =========     ========     =========

                                                PORTFOLIOS
                                         ------------------------
                                              DECEMBER (10)
                                         ------------------------
                                         SIX MONTHS
                                            ENDED
                                           6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01
                                         -----------   ----------
From operations:
  Net investment income................   $  4,349     $   5,753
  Realized gain (loss) on
    investments........................     (1,378)        3,111
  Unrealized appreciation
    (depreciation) on investments......     (2,989)      (12,022)
                                          --------     ---------
    Net increase (decrease) in net
      assets from operations...........        (18)       (3,158)
                                          --------     ---------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (2,438)       (5,941)
                                          --------     ---------
From capital share transactions (note
  4):
  Received from shares sold............      7,470       110,949
  Received from dividends reinvested...      2,438         5,941
  Paid for shares redeemed.............    (21,264)     (166,136)
                                          --------     ---------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (11,356)      (49,246)
                                          --------     ---------
    Increase (decrease) in net
      assets...........................    (13,812)      (58,345)
Net Assets:
  Beginning of period..................    495,219       553,564
                                          --------     ---------
  End of period (a)....................   $481,407     $ 495,219
                                          ========     =========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $  1,911     $    (143)
                                          ========     =========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)    FOR SIX MONTHS ENDED JUNE 30,
2002 (UNAUDITED)

                                                                           PORTFOLIOS
                                         ------------------------------------------------------------------------------
                                               JANUARY (5)                FEBRUARY (5)                MARCH (5)
                                         ------------------------   ------------------------   ------------------------
                                         SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                            ENDED                      ENDED                      ENDED
                                           6/30/02     YEAR ENDED     6/30/02     YEAR ENDED     6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01
                                         -----------   ----------   -----------   ----------   -----------   ----------
From operations:
  Net investment income................   $  2,480      $  5,205     $  2,520      $  5,304     $  3,242      $  3,580
  Realized gain (loss) on
    investments........................     32,925        10,583       30,673        31,074       22,511        61,655
  Unrealized appreciation
    (depreciation) on investments......    (44,523)      (23,961)     (25,673)      (36,711)     (25,996)      (77,495)
                                          --------      --------     --------      --------     --------      --------
    Net increase (decrease) in net
      assets from operations...........     (9,118)       (8,173)       7,520          (333)        (243)      (12,260)
                                          --------      --------     --------      --------     --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (2,780)       (5,307)      (1,983)       (5,329)      (3,875)       (3,637)
    Capital gains distributions........          0        (8,874)           0       (24,786)           0       (61,596)
                                          --------      --------     --------      --------     --------      --------
      Total dividends and
         distributions.................     (2,780)      (14,181)      (1,983)      (30,115)      (3,875)      (65,233)
                                          --------      --------     --------      --------     --------      --------
From capital share transactions (note
  4):
  Received from shares sold............     78,347        23,220       61,166        80,031       84,403        52,580
  Received from dividends reinvested...      2,780        14,181        1,983        30,115        3,875        65,233
  Paid for shares redeemed.............    (15,251)      (31,825)     (23,113)      (47,406)     (16,725)      (47,901)
                                          --------      --------     --------      --------     --------      --------
    Increase in net assets derived from
      capital share transactions.......     65,876         5,576       40,036        62,740       71,553        69,912
                                          --------      --------     --------      --------     --------      --------
    Increase (decrease) in net
      assets...........................     53,978       (16,778)      45,573        32,292       67,435        (7,581)
Net Assets:
  Beginning of period..................    261,688       278,466      267,494       235,202      265,095       272,676
                                          --------      --------     --------      --------     --------      --------
  End of period (a)....................   $315,666      $261,688     $313,067      $267,494     $332,530      $265,095
                                          ========      ========     ========      ========     ========      ========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $   (300)     $    (80)    $    537      $     53     $   (633)     $    (81)
                                          ========      ========     ========      ========     ========      ========

                                                PORTFOLIOS
                                         ------------------------
                                                APRIL (5)
                                         ------------------------
                                         SIX MONTHS
                                            ENDED
                                           6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01
                                         -----------   ----------
From operations:
  Net investment income................   $  2,236      $  3,806
  Realized gain (loss) on
    investments........................     (1,576)       42,803
  Unrealized appreciation
    (depreciation) on investments......     (6,077)      (70,749)
                                          --------      --------
    Net increase (decrease) in net
      assets from operations...........     (5,417)      (24,140)
                                          --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (1,928)       (3,865)
    Capital gains distributions........          0       (41,889)
                                          --------      --------
      Total dividends and
         distributions.................     (1,928)      (45,754)
                                          --------      --------
From capital share transactions (note
  4):
  Received from shares sold............     21,492        21,142
  Received from dividends reinvested...      1,928        45,754
  Paid for shares redeemed.............     (4,518)      (30,026)
                                          --------      --------
    Increase in net assets derived from
      capital share transactions.......     18,902        36,870
                                          --------      --------
    Increase (decrease) in net
      assets...........................     11,557       (33,024)
Net Assets:
  Beginning of period..................    204,924       237,948
                                          --------      --------
  End of period (a)....................   $216,481      $204,924
                                          ========      ========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $    308      $    (88)
                                          ========      ========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)    FOR SIX MONTHS ENDED JUNE 30,
2002 (UNAUDITED)

                                                                           PORTFOLIOS
                                         ------------------------------------------------------------------------------
                                                 MAY (5)                    JUNE (5)                   JULY (5)
                                         ------------------------   ------------------------   ------------------------
                                         SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                            ENDED                      ENDED                      ENDED
                                           6/30/02     YEAR ENDED     6/30/02     YEAR ENDED     6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01
                                         -----------   ----------   -----------   ----------   -----------   ----------
From operations:
  Net investment income................   $  2,370      $  3,827     $  2,806      $  3,405     $  2,013      $  2,973
  Realized gain (loss) on
    investments........................     (2,378)       55,107         (297)       38,487            0        24,517
  Unrealized appreciation
    (depreciation) on investments......     (7,264)      (81,813)      (8,316)      (74,193)      (7,148)      (45,800)
                                          --------      --------     --------      --------     --------      --------
    Net increase (decrease) in net
      assets from operations...........     (7,272)      (22,879)      (5,807)      (32,301)      (5,135)      (18,310)
                                          --------      --------     --------      --------     --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (2,298)       (3,886)      (1,492)       (3,493)      (1,121)       (3,038)
    Capital gains distributions........          0       (55,107)           0       (38,487)           0       (24,517)
                                          --------      --------     --------      --------     --------      --------
      Total dividends and
         distributions.................     (2,298)      (58,993)      (1,492)      (41,980)      (1,121)      (27,555)
                                          --------      --------     --------      --------     --------      --------
From capital share transactions (note
  4):
  Received from shares sold............     10,806        14,927        9,069       153,975          978        97,663
  Received from dividends reinvested...      2,298        58,993        1,492        41,980        1,121        27,555
  Paid for shares redeemed.............     (3,140)      (14,925)      (3,573)      (10,748)      (1,706)       (9,830)
                                          --------      --------     --------      --------     --------      --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................      9,964        58,995        6,988       185,207          393       115,388
                                          --------      --------     --------      --------     --------      --------
    Increase (decrease) in net
      assets...........................        394       (22,877)        (311)      110,926       (5,863)       69,523
Net Assets:
  Beginning of period..................    217,109       239,986      303,256       192,330      221,529       152,006
                                          --------      --------     --------      --------     --------      --------
  End of period (a)....................   $217,503      $217,109     $302,945      $303,256     $215,666      $221,529
                                          ========      ========     ========      ========     ========      ========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $     72      $    (94)    $  1,314      $    (96)    $    892      $    (69)
                                          ========      ========     ========      ========     ========      ========

                                                PORTFOLIOS
                                         ------------------------
                                                AUGUST (5)
                                         ------------------------
                                         SIX MONTHS
                                            ENDED
                                           6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01
                                         -----------   ----------
From operations:
  Net investment income................   $  3,428      $  4,471
  Realized gain (loss) on
    investments........................      1,682        14,262
  Unrealized appreciation
    (depreciation) on investments......      7,166       (30,910)
                                          --------      --------
    Net increase (decrease) in net
      assets from operations...........     12,276       (12,177)
                                          --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (1,428)       (4,578)
    Capital gains distributions........          0       (14,262)
                                          --------      --------
      Total dividends and
         distributions.................     (1,428)      (18,840)
                                          --------      --------
From capital share transactions (note
  4):
  Received from shares sold............      8,162       230,853
  Received from dividends reinvested...      1,428        18,840
  Paid for shares redeemed.............    (34,731)       (3,826)
                                          --------      --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (25,141)      245,867
                                          --------      --------
    Increase (decrease) in net
      assets...........................    (14,293)      214,850
Net Assets:
  Beginning of period..................    359,441       144,591
                                          --------      --------
  End of period (a)....................   $345,148      $359,441
                                          ========      ========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $  2,000      $   (111)
                                          ========      ========

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)    FOR SIX MONTHS ENDED JUNE 30,
2002 (UNAUDITED)

                                                                           PORTFOLIOS
                                         ------------------------------------------------------------------------------
                                              SEPTEMBER (5)               OCTOBER (5)                NOVEMBER (5)
                                         ------------------------   ------------------------   ------------------------
                                         SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                            ENDED                      ENDED                      ENDED
                                           6/30/02     YEAR ENDED     6/30/02     YEAR ENDED     6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01    (UNAUDITED)    12/31/01
                                         -----------   ----------   -----------   ----------   -----------   ----------
From operations:
  Net investment income................   $  1,347      $  1,947     $  2,243     $   4,132     $  2,079      $  2,864
  Realized gain (loss) on
    investments........................          0         7,399        2,339        36,693       (1,338)      (14,973)
  Unrealized appreciation
    (depreciation) on investments......     (4,377)       (4,773)       4,002       (25,328)      (5,708)       20,375
                                          --------      --------     --------     ---------     --------      --------
    Net increase (decrease) in net
      assets from operations...........     (3,030)        4,573        8,584        15,497       (4,967)        8,266
                                          --------      --------     --------     ---------     --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (1,311)       (2,010)      (1,638)       (4,214)      (1,049)       (2,955)
    Capital gains distributions........          0             0            0             0            0             0
                                          --------      --------     --------     ---------     --------      --------
      Total dividends and
         distributions.................     (1,311)       (2,010)      (1,638)       (4,214)      (1,049)       (2,955)
                                          --------      --------     --------     ---------     --------      --------
From capital share transactions (note
  4):
  Received from shares sold............      1,017        13,023        2,650        96,963        1,016        79,429
  Received from dividends reinvested...      1,311         2,010        1,638         4,214        1,049         2,955
  Paid for shares redeemed.............     (2,972)       (7,743)     (29,307)     (182,924)     (17,578)      (44,225)
                                          --------      --------     --------     ---------     --------      --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................       (644)        7,290      (25,019)      (81,747)     (15,513)       38,159
                                          --------      --------     --------     ---------     --------      --------
    Increase (decrease) in net
      assets...........................     (4,985)        9,853      (18,073)      (70,464)     (21,529)       43,470
Net Assets:
  Beginning of period..................    205,894       196,041      272,039       342,503      238,891       195,421
                                          --------      --------     --------     ---------     --------      --------
  End of period (a)....................   $200,909      $205,894     $253,966     $ 272,039     $217,362      $238,891
                                          ========      ========     ========     =========     ========      ========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $     36      $    (65)    $    605     $     (85)    $  1,030      $    (72)
                                          ========      ========     ========     =========     ========      ========

                                                PORTFOLIOS
                                         ------------------------
                                               DECEMBER (5)
                                         ------------------------
                                         SIX MONTHS
                                            ENDED
                                           6/30/02     YEAR ENDED
                                         (UNAUDITED)    12/31/01
                                         -----------   ----------
From operations:
  Net investment income................   $  2,820      $  2,812
  Realized gain (loss) on
    investments........................      1,335        11,923
  Unrealized appreciation
    (depreciation) on investments......    (13,431)       (2,124)
                                          --------      --------
    Net increase (decrease) in net
      assets from operations...........     (9,276)       12,611
                                          --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................       (469)       (2,908)
    Capital gains distributions........          0       (16,097)
                                          --------      --------
      Total dividends and
         distributions.................       (469)      (19,005)
                                          --------      --------
From capital share transactions (note
  4):
  Received from shares sold............      1,035        56,905
  Received from dividends reinvested...        469        19,005
  Paid for shares redeemed.............     (9,300)      (50,721)
                                          --------      --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................     (7,796)       25,189
                                          --------      --------
    Increase (decrease) in net
      assets...........................    (17,541)       18,795
Net Assets:
  Beginning of period..................    319,388       300,593
                                          --------      --------
  End of period (a)....................   $301,847      $319,388
                                          ========      ========
(a) Includes undistributed
    (distributions in excess of) net
    investment income of...............   $  2,351      $    (52)
                                          ========      ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS             FOR SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                                           PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                                 JANUARY (10)                                      FEBRUARY (10)
                                -----------------------------------------------   -----------------------------------------------
                                SIX MONTHS                                        SIX MONTHS
                                   ENDED        YEAR       YEAR        FROM          ENDED        YEAR       YEAR        FROM
                                  6/30/02      ENDED      ENDED      1/4/99(d)      6/30/02      ENDED      ENDED      2/1/99(d)
                                (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99   (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99
                                -----------   --------   --------   -----------   -----------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 9.47       $ 9.98     $10.03      $10.00        $ 9.81       $10.45     $10.25      $10.00
Income from investment
  operations:
  Net investment income.......      0.08         0.16       0.19        0.19          0.07         0.17       0.35        0.17
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.27)       (0.51)     (0.05)       0.09         (0.21)       (0.63)       0.2        0.47
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total income (loss) from
      investment operations...     (0.19)       (0.35)      0.14        0.28         (0.14)       (0.46)      0.55        0.64
                                  ------       ------     ------      ------        ------       ------     ------      ------
Less distributions:
  Dividends from net
    investment income.........     (0.09)       (0.16)     (0.19)      (0.19)        (0.19)       (0.18)     (0.35)      (0.16)
  Distributions from net
    realized capital gains....      0.00         0.00       0.00       (0.06)         0.00         0.00       0.00       (0.23)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total distributions.......     (0.09)       (0.16)     (0.19)      (0.25)        (0.19)       (0.18)     (0.35)      (0.39)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Net asset value, end of
  period......................    $ 9.19       $ 9.47     $ 9.98      $10.03        $ 9.48       $ 9.81     $10.45      $10.25
                                  ======       ======     ======      ======        ======       ======     ======      ======
Total return..................     (2.07)%(b)   (3.52)%     1.79%       2.88%(b)     (1.65)%(b)   (4.45)%     5.65%       6.37%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average
    net assets................      1.59%(a)     1.60%      1.31%       0.99%(a)      1.30%(a)     1.54%      0.05%       1.07%(a)
  Ratio of net investment
    income to average net
    assets....................      1.61%(a)     1.59%      2.07%       1.79%(a)      1.93%(a)     1.63%      3.30%       1.63%(a)
Ratio assuming no fees reduced
  or reimbursed by advisor:
  Ratio of expenses to average
    net.......................      1.80%(a)     2.27%      1.81%       1.99%(a)      1.30%(a)     1.71%      1.27%       1.24%(a)
Portfolio turnover rate.......         0%          35%       274%         20%           44%          26%        86%         25%
Net assets at end of period
  (millions)..................    $  0.5       $  0.5     $  0.6      $  0.5        $  1.1       $  1.2     $  1.3      $  1.2

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                           PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                                  MARCH (10)                                        APRIL (10)
                                -----------------------------------------------   -----------------------------------------------
                                SIX MONTHS                                        SIX MONTHS
                                   ENDED        YEAR       YEAR        FROM          ENDED        YEAR       YEAR        FROM
                                  6/30/02      ENDED      ENDED      3/1/99(d)      6/30/02      ENDED      ENDED      4/1/99(d)
                                (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99   (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99
                                -----------   --------   --------   -----------   -----------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 9.50       $10.18     $ 9.74      $10.00        $ 9.72       $10.11     $10.03      $10.00
Income from investment
  operations:
  Net investment income.......      0.10         0.16       0.18        0.12          0.01         0.17       0.18        0.13
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.25)       (0.67)      0.43        0.04          0.00        (0.38)      0.08        0.14
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total income (loss) from
      investment operations...     (0.15)       (0.51)      0.61        0.16          0.01        (0.21)      0.26        0.27
                                  ------       ------     ------      ------        ------       ------     ------      ------
Less distributions:
  Dividends from net
    investment income.........     (0.19)       (0.17)     (0.17)      (0.12)        (0.21)       (0.18)     (0.18)      (0.13)
  Distributions from net
    realized capital gains....      0.00         0.00       0.00       (0.30)         0.00         0.00       0.00       (0.11)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total distributions.......     (0.19)       (0.17)     (0.17)      (0.42)        (0.21)       (0.18)     (0.18)      (0.24)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Net asset value, end of
  period......................    $ 9.16       $ 9.50     $10.18      $ 9.74        $ 9.52       $ 9.72     $10.11      $10.03
                                  ======       ======     ======      ======        ======       ======     ======      ======
Total return..................     (1.77)%(b)   (4.98)%     6.30%       1.96%(b)     (0.12)%(b)   (2.10)%     2.54%       2.50%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average
    net assets................      1.38%(a)     1.51%      1.36%       1.38%(a)      1.39%(a)     1.50%      1.34%       1.17%(a)
  Ratio of net investment
    income to average net
    assets....................      2.10%(a)     1.52%      2.01%       1.31%(a)      1.90%(a)     1.63%      2.01%       1.55%(a)
Ratio assuming no fees reduced
  or reimbursed by advisor:
  Ratio of expenses to average
    net assets................      1.39%(a)     1.77%      1.36%       1.38%(a)      1.39%(a)     1.68%      1.36%       1.18%(a)
Portfolio turnover rate.......        28%          19%        54%         39%           29%          25%        62%         25%
Net assets at end of period
  (millions)..................    $  1.1       $  1.0     $  1.2      $  1.0        $  0.9       $  1.3     $  1.4      $  1.3

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                           PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                                   MAY (10)                                          JUNE (10)
                                -----------------------------------------------   -----------------------------------------------
                                SIX MONTHS                                        SIX MONTHS
                                   ENDED        YEAR       YEAR        FROM          ENDED        YEAR       YEAR        FROM
                                  6/30/02      ENDED      ENDED      5/3/99(d)      6/30/02      ENDED      ENDED      6/1/99(d)
                                (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99   (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99
                                -----------   --------   --------   -----------   -----------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 9.09       $ 9.39     $ 8.31      $10.00        $ 8.75       $ 9.01     $ 8.96      $10.00
Income from investment
  operations:
  Net investment income.......      0.08         0.15       0.14        0.09          0.10         0.14       0.15        0.09
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.03)       (0.30)      1.08       (1.69)        (0.02)       (0.26)      0.05       (1.04)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total income (loss) from
      investment operations...      0.05        (0.15)      1.22       (1.60)         0.08        (0.12)      0.20       (0.95)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Less distributions:
  Dividends from net
    investment income.........     (0.16)       (0.15)     (0.14)      (0.09)        (0.14)       (0.14)     (0.15)      (0.09)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total distributions.......     (0.16)       (0.15)     (0.14)      (0.09)        (0.14)       (0.14)     (0.15)      (0.09)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Net asset value, end of
  period......................    $ 8.98       $ 9.09     $ 9.39      $ 8.31        $ 8.69       $ 8.75     $ 9.01      $ 8.96
                                  ======       ======     ======      ======        ======       ======     ======      ======
Total return..................      0.45%(b)    (1.51)%    14.48%     (16.14)%(b)     0.77%(b)    (1.32)%     2.32%      (9.57)%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average
    net assets................      1.48%(a)     1.55%      1.51%       1.50%(a)      1.45%(a)     1.55%      1.45%       1.18%(a)
  Ratio of net investment
    income to average net
    assets....................      1.72%(a)     1.54%      1.76%       1.54%(a)      1.72%(a)     1.46%      1.89%       1.57%(a)
Ratio assuming no fees reduced
  or reimbursed by advisor:
  Ratio of expenses to average
    net assets................      1.48%(a)     1.86%      1.51%       1.52%(a)      1.45%(a)     1.83%      1.45%       1.19%(a)
Portfolio turnover rate.......        44%          37%        62%         29%           34%          34%        67%         14%
Net assets at end of period
  (millions)..................    $  0.9       $  0.9     $  1.0      $  0.7        $  1.3       $  0.9     $  1.1      $  1.2

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                           PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                                   JULY (10)                                        AUGUST (10)
                                -----------------------------------------------   -----------------------------------------------
                                SIX MONTHS                                        SIX MONTHS
                                   ENDED        YEAR       YEAR        FROM          ENDED        YEAR       YEAR        FROM
                                  6/30/02      ENDED      ENDED      7/1/99(d)      6/30/02      ENDED      ENDED      8/2/99(d)
                                (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99   (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99
                                -----------   --------   --------   -----------   -----------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 8.59       $ 9.04     $ 8.82      $10.00        $ 8.45       $ 8.87     $ 8.88      $10.00
Income from investment
  operations:
  Net investment income.......      0.08         0.14       0.15        0.09          0.07         0.15       0.16        0.09
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.12)       (0.45)      0.22       (1.18)        (0.07)       (0.42)     (0.01)      (1.12)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total income (loss) from
      investment operations...     (0.04)       (0.31)      0.37       (1.09)         0.00        (0.27)      0.15       (1.03)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Less distributions:
  Dividends from net
    investment income.........     (0.06)       (0.14)     (0.15)      (0.09)        (0.08)       (0.15)     (0.16)      (0.09)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total distributions.......     (0.06)       (0.14)     (0.15)      (0.09)        (0.08)       (0.15)     (0.16)      (0.09)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Net asset value, end of
  period......................    $ 8.49       $ 8.59     $ 9.04      $ 8.82        $ 8.37       $ 8.45     $ 8.87      $ 8.88
                                  ======       ======     ======      ======        ======       ======     ======      ======
Total return..................     (0.55)%(b)   (3.38)%     4.34%     (10.90)%(b)    (0.08)%(b)   (3.05)%     1.80%     (10.37)%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average
    net assets................      1.43%(a)     1.52%      1.46%       1.14%(a)      1.59%(a)     1.57%      1.35%       0.94%(a)
  Ratio of net investment
    income to average net
    assets....................      1.69%(a)     1.54%      1.77%       1.88%(a)      1.64%(a)     1.59%      1.84%       2.21%(a)
Ratio assuming no fees reduced
  or reimbursed by advisor:
  Ratio of expenses to average
    net assets................      1.43%(a)     1.76%      1.46%       1.16%(a)      1.65%(a)     1.99%      1.55%       1.32%(a)
Portfolio turnover rate.......        30%          47%        54%         20%            0%          25%        59%         21%
Net assets at end of period
  (millions)..................    $  1.0       $  1.1     $  1.2      $  1.0        $  0.7       $  0.7     $  0.9      $  0.8

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                           PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                                SEPTEMBER (10)                                     OCTOBER (10)
                                -----------------------------------------------   -----------------------------------------------
                                SIX MONTHS                                        SIX MONTHS
                                   ENDED        YEAR       YEAR        FROM          ENDED        YEAR       YEAR        FROM
                                  6/30/02      ENDED      ENDED      9/1/99(d)      6/30/02      ENDED      ENDED     10/1/99(d)
                                (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99   (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99
                                -----------   --------   --------   -----------   -----------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 8.42       $ 8.89     $ 8.78      $10.00        $ 9.50       $ 9.80     $ 9.20      $10.00
Income from investment
  operations:
  Net investment income.......      0.07         0.12       0.16        0.05          0.07         0.14       0.18        0.06
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.09)       (0.47)      0.11       (1.22)         0.18        (0.30)      0.60       (0.80)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total income (loss) from
      investment operations...     (0.02)       (0.35)      0.27       (1.17)         0.25        (0.16)      0.78       (0.74)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Less distributions:
  Dividends from net
    investment income.........     (0.06)       (0.12)     (0.16)      (0.05)        (0.06)       (0.14)     (0.18)      (0.06)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total distributions.......     (0.06)       (0.12)     (0.16)      (0.05)        (0.06)       (0.14)     (0.18)      (0.06)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Net asset value, end of
  period......................    $ 8.34       $ 8.42     $ 8.89      $ 8.78        $ 9.69       $ 9.50     $ 9.80      $ 9.20
                                  ======       ======     ======      ======        ======       ======     ======      ======
Total return..................     (0.20)%(b)   (4.03)%     3.48%     (11.65)%(b)     2.67%(b)    (1.59)%     9.12%      (7.33)%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average
    net assets................      1.56%(a)     1.60%      1.44%       0.88%(a)      1.58%(a)     1.57%      1.27%       0.85%(a)
  Ratio of net investment
    income to average net
    assets....................      1.62%(a)     1.40%      1.91%       1.80%(a)      1.52%(a)     1.41%      2.07%       2.50%(a)
Ratio assuming no fees reduced
  or reimbursed by advisor:
  Ratio of expenses to average
    net assets................      1.58%(a)     1.94%      1.46%       1.02%(a)      1.62%(a)     2.09%      1.50%       0.97%(a)
Portfolio turnover rate.......         0%          23%        39%         12%            0%          34%        43%         14%
Net assets at end of period
  (millions)..................    $  0.7       $  0.8     $  0.9      $  1.5        $  0.7       $  0.7     $  0.9      $  1.4

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                           PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                                 NOVEMBER (10)                                     DECEMBER (10)
                                -----------------------------------------------   -----------------------------------------------
                                SIX MONTHS                                        SIX MONTHS
                                   ENDED        YEAR       YEAR        FROM          ENDED        YEAR       YEAR        FROM
                                  6/30/02      ENDED      ENDED     11/1/99(d)      6/30/02      ENDED      ENDED     12/1/99(d)
                                (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99   (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99
                                -----------   --------   --------   -----------   -----------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 9.11       $ 9.36     $10.08      $10.00        $ 9.57       $ 9.79     $10.01      $10.00
Income from investment
  operations:
  Net investment income.......      0.09         0.13       0.14        0.03          0.09         0.12       0.15        0.01
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.07)       (0.25)     (0.71)       0.08         (0.10)       (0.22)     (0.22)       0.01
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total income (loss) from
      investment operations...      0.02        (0.12)     (0.57)       0.11         (0.01)       (0.10)     (0.07)       0.02
                                  ------       ------     ------      ------        ------       ------     ------      ------
Less distributions:
  Dividends from net
    investment income.........     (0.06)       (0.13)     (0.15)      (0.03)        (0.05)       (0.12)     (0.15)      (0.01)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total distributions.......     (0.06)       (0.13)     (0.15)      (0.03)        (0.05)       (0.12)     (0.15)      (0.01)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Net asset value, end of
  period......................    $ 9.07       $ 9.11     $ 9.36      $10.08        $ 9.51       $ 9.57     $ 9.79      $10.01
                                  ======       ======     ======      ======        ======       ======     ======      ======
Total return..................      0.12%(b)    (1.35)%    (5.40)%      1.13%(b)     (0.18)%(b)   (0.89)%    (0.37)%      0.17%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average
    net assets................      1.58%(a)     1.60%      1.54%       0.73%(a)      1.59%(a)     1.60%      1.52%       0.50%(a)
  Ratio of net investment
    income to average net
    assets....................      1.69%(a)     1.34%      1.59%       2.05%(a)      1.70%(a)     1.23%      1.62%       0.81%(a)
Ratio assuming no fees reduced
  or reimbursed by advisor:
  Ratio of expenses to average
    net assets................      1.61%(a)     2.26%      1.60%       0.99%(a)      1.92%(a)     2.64%      1.75%       0.90%(a)
Portfolio turnover rate.......         0%          55%        20%          0%            0%          48%        35%          0%
Net assets at end of period
  (millions)..................    $  0.7       $  0.7     $  0.7      $  1.3        $  0.5       $  0.5     $  0.6      $  1.5

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)         FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                                    PORTFOLIOS
                                                  -------------------------------------------------------------------------------
                                                               JANUARY (5)                              FEBRUARY (5)
                                                  --------------------------------------    -------------------------------------
                                                  SIX MONTHS                                SIX MONTHS
                                                     ENDED         YEAR         FROM           ENDED         YEAR        FROM
                                                    6/30/02       ENDED       1/3/00(d)       6/30/02       ENDED      2/1/00(d)
                                                  (UNAUDITED)    12/31/01    TO 12/31/00    (UNAUDITED)    12/31/01   TO 12/31/00
                                                  -----------    --------    -----------    -----------    --------   -----------
Per membership interest data:
Net asset value, beginning of period............    $ 10.07       $10.98       $10.00         $10.29        $11.87      $10.00
Income (loss) from investment operations:
  Net investment income.........................       0.08         0.21         0.30           0.08          0.24        0.28
  Net realized & unrealized gain (loss) on
    investments.................................      (0.36)       (0.55)        0.98           0.14         (0.40)       1.87
                                                    -------       ------       ------         ------        ------      ------
    Total income (loss) from investment
      operations................................      (0.28)       (0.34)        1.28           0.22         (0.16)       2.15
                                                    -------       ------       ------         ------        ------      ------
Less distributions:
  Dividends from net investment income..........      (0.08)       (0.21)       (0.30)         (0.06)        (0.24)      (0.28)
  Dividends from capital gains..................       0.00        (0.36)        0.00           0.00         (1.18)       0.00
                                                    -------       ------       ------         ------        ------      ------
    Total distributions.........................      (0.08)       (0.57)       (0.30)         (0.06)        (1.42)      (0.28)
                                                    -------       ------       ------         ------        ------      ------
Net asset value, end of period..................    $  9.71       $10.07       $10.98         $10.45        $10.29      $11.87
                                                    =======       ======       ======         ======        ======      ======
Total return....................................      (2.77)%(b)   (3.30)%      13.17%(b)       2.12%(b)     (1.45)%     21.91%(b)
Ratios net of fees reduced or reimbursed by
  advisor (c):
  Ratio of expenses to average net assets.......       1.59%(a)     1.60%        0.77%(a)       1.58%(a)      1.60%       0.97%(a)
  Ratio of net investment income to average net
    assets......................................       1.50%        1.82%        3.32%          1.59%         2.01%       2.03%
Ratio assuming no fees reduced or reimbursed by
  advisor:
  Ratio of expenses to average net assets.......       2.26%(a)     3.43%        2.40%(a)       2.31%(a)      3.57%       2.05%(a)
Portfolio turnover rate.........................          0%(a)       36%           5%(a)         62%(a)        53%         23%(a)
Net assets at end of period (millions)..........    $   0.3       $  0.3       $  0.3         $  0.3        $  0.3      $  0.2

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)         FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                                    PORTFOLIOS
                                                  -------------------------------------------------------------------------------
                                                                MARCH (5)                                 APRIL (5)
                                                  --------------------------------------    -------------------------------------
                                                  SIX MONTHS                                SIX MONTHS
                                                     ENDED         YEAR         FROM           ENDED         YEAR        FROM
                                                    6/30/02       ENDED       3/1/00(d)       6/30/02       ENDED      4/3/00(d)
                                                  (UNAUDITED)    12/31/01    TO 12/31/00    (UNAUDITED)    12/31/01   TO 12/31/00
                                                  -----------    --------    -----------    -----------    --------   -----------
Per membership interest data:
Net asset value, beginning of period............    $ 9.60        $13.28       $10.00         $ 8.55        $12.21      $10.00
Income (loss) from investment operations:
  Net investment income.........................      0.09          0.17         0.27           0.09          0.20        0.21
  Net realized & unrealized gain (loss) on
    investments.................................      0.10         (0.75)        3.34          (0.28)        (1.46)       2.21
                                                    ------        ------       ------         ------        ------      ------
    Total income (loss) from investment
      operations................................      0.19         (0.58)        3.61          (0.19)        (1.26)       2.42
                                                    ------        ------       ------         ------        ------      ------
Less distributions:
  Dividends from net investment income..........     (0.11)        (0.17)       (0.27)         (0.08)        (0.20)      (0.21)
  Dividends from capital gains..................      0.00         (2.93)       (0.06)          0.00         (2.20)       0.00
                                                    ------        ------       ------         ------        ------      ------
    Total distributions.........................     (0.11)        (3.10)       (0.33)         (0.08)        (2.40)      (0.21)
                                                    ------        ------       ------         ------        ------      ------
Net asset value, end of period..................    $ 9.68        $ 9.60       $13.28         $ 8.28        $ 8.55      $12.21
                                                    ======        ======       ======         ======        ======      ======
Total return....................................      1.89%(b)     (4.60)%      36.57%(b)      (2.21)%(b)    10.64%      24.51%(b)
Ratios net of fees reduced or reimbursed by
  advisor (c):
  Ratio of expenses to average net assets.......      1.58%(a)      1.59%        0.92%(a)       1.59%(a)      1.60%       0.97%(a)
  Ratio of net investment income to average net
    assets......................................      2.05%(a)      1.27%        2.47%(a)       2.07%(a)      1.66%       2.03%(a)
Ratio assuming no fees reduced or reimbursed by
  advisor:
  Ratio of expenses to average net assets.......      2.34%(a)      3.47%        2.18%(a)       3.05%         4.00%       2.05%
Portfolio turnover rate.........................        51%           69%           7%             9%           62%         17%
Net assets at end of period (millions)..........    $  0.3        $  0.3       $  0.3         $  0.2        $  0.2      $  0.2

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)         FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                                    PORTFOLIOS
                                                  -------------------------------------------------------------------------------
                                                                 MAY (5)                                  JUNE (5)
                                                  --------------------------------------    -------------------------------------
                                                  SIX MONTHS                                SIX MONTHS
                                                     ENDED         YEAR         FROM           ENDED         YEAR        FROM
                                                    6/30/02       ENDED       5/1/00(d)       6/30/02       ENDED      6/1/00(d)
                                                  (UNAUDITED)    12/31/01    TO 12/31/00    (UNAUDITED)    12/31/01   TO 12/31/00
                                                  -----------    --------    -----------    -----------    --------   -----------
Per membership interest data:
Net asset value, beginning of period............    $ 8.44        $12.65       $10.00         $ 9.14        $11.56      $10.00
Income (loss) from investment operations:
  Net investment income.........................      0.09          0.20         0.19           0.09          0.14        0.16
  Net realized & unrealized gain (loss) on
    investments.................................     (0.37)        (1.33)        2.68          (0.26)        (1.09)       1.56
                                                    ------        ------       ------         ------        ------      ------
    Total income (loss) from investment
      operations................................     (0.28)        (1.13)        2.87          (0.17)        (0.95)       1.72
                                                    ------        ------       ------         ------        ------      ------
Less distributions:
  Dividends from net investment income..........     (0.09)        (0.20)       (0.19)         (0.05)        (0.14)      (0.16)
  Dividends from capital gains..................      0.00         (2.88)       (0.03)          0.00         (1.33)       0.00
                                                    ------        ------       ------         ------        ------      ------
    Total distributions.........................     (0.09)        (3.08)       (0.22)         (0.05)        (1.47)      (0.16)
                                                    ------        ------       ------         ------        ------      ------
Net asset value, end of period..................    $ 8.07        $ 8.44       $12.65         $ 8.92        $ 9.14      $11.56
                                                    ======        ======       ======         ======        ======      ======
Total return....................................     (3.39)%(b)    (9.26)%      28.94%(b)      (1.88)%(b)    (8.41)%     17.35%(b)
Ratios net of fees reduced or reimbursed by
  advisor (c):
  Ratio of expenses to average net assets.......      1.59%(a)      1.60%        0.94%(a)       1.59%(a)      1.60%       0.93%(a)
  Ratio of net investment income to average net
    assets......................................      2.14%(a)      1.63%        1.78%(a)       1.83%(a)      1.32%       1.53%(a)
Ratio assuming no fees reduced or reimbursed by
  advisor:
  Ratio of expenses to average net assets.......      3.02%(a)      3.93%        1.99%(a)       2.44%(a)      3.53%       1.99%(a)
Portfolio turnover rate.........................        32%           59%           5%            29%           62%          3%
Net assets at end of period (millions)..........    $  0.2        $  0.2       $  0.2         $  0.3        $  0.3      $  0.2

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)         FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                                    PORTFOLIOS
                                                  -------------------------------------------------------------------------------
                                                                 JULY (5)                                AUGUST (5)
                                                  --------------------------------------    -------------------------------------
                                                  SIX MONTHS                                SIX MONTHS
                                                     ENDED         YEAR         FROM           ENDED         YEAR        FROM
                                                    6/30/02       ENDED       7/3/00(d)       6/30/02       ENDED      8/1/00(d)
                                                  (UNAUDITED)    12/31/01    TO 12/31/00    (UNAUDITED)    12/31/01   TO 12/31/00
                                                  -----------    --------    -----------    -----------    --------   -----------
Per membership interest data:
Net asset value, beginning of period............    $ 9.70        $11.69       $10.00         $11.30        $11.75      $10.00
Income (loss) from investment operations:
  Net investment income.........................      0.09          0.18         0.12           0.12          0.20        0.09
  Net realized & unrealized gain (loss) on
    investments.................................     (0.31)        (0.78)        1.69           0.26          0.02        1.75
                                                    ------        ------       ------         ------        ------      ------
    Total income (loss) from investment
      operations................................     (0.22)        (0.60)        1.81           0.38          0.22        1.84
                                                    ------        ------       ------         ------        ------      ------
Less distributions:
  Dividends from net investment income..........     (0.05)        (0.18)       (0.12)         (0.05)        (0.20)      (0.09)
  Dividends from capital gains..................      0.00         (1.21)        0.00           0.00         (0.47)       0.00
                                                    ------        ------       ------         ------        ------      ------
    Total distributions.........................     (0.05)        (1.39)       (0.12)         (0.05)        (0.67)      (0.09)
                                                    ------        ------       ------         ------        ------      ------
Net asset value, end of period..................    $ 9.43        $ 9.70       $11.69         $11.63        $11.30      $11.75
                                                    ======        ======       ======         ======        ======      ======
Total return....................................     (2.28)%(b)    (5.30)%      18.24%(b)       3.30%(b)      1.88%      18.42%(b)
Ratios net of fees reduced or reimbursed by
  advisor (c):
  Ratio of expenses to average net assets.......      1.59%(a)      1.60%        0.80%(a)       1.59%(a)      1.59%       0.67%(a)
  Ratio of net investment income to average net
    assets......................................      1.80%(a)      1.53%        1.16%(a)       1.87%(a)      2.03%       0.84%(a)
Ratio assuming no fees reduced or reimbursed by
  advisor:
  Ratio of expenses to average net assets.......      3.00%(a)      4.40%        2.01%(a)       2.19%(a)      3.94%       1.80%(a)
Portfolio turnover rate.........................        26%           55%           0%             0%           43%          0%
Net assets at end of period (millions)..........    $  0.2        $  0.2       $  0.2         $  0.3        $  0.4      $  0.1

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)         FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                           PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                                 SEPTEMBER (5)                                      OCTOBER (5)
                                -----------------------------------------------   -----------------------------------------------
                                SIX MONTHS                                        SIX MONTHS
                                   ENDED        YEAR       YEAR        FROM          ENDED        YEAR       YEAR        FROM
                                  6/30/02      ENDED      ENDED      9/1/99(d)      6/30/02      ENDED      ENDED     10/1/99(d)
                                (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99   (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99
                                -----------   --------   --------   -----------   -----------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 8.63       $ 8.52     $ 7.46      $10.00        $ 9.14       $ 8.99     $ 8.47      $10.00
Income (loss) from investment
  operations:
  Net investment income.......      0.06         0.09       0.17        0.07          0.08         0.13       0.20        0.06
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.18)        0.11       1.06       (2.54)         0.20         0.15       0.52       (1.53)
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total income (loss) from
      investment operations...     (0.12)        0.20       1.23       (2.47)         0.28         0.28       0.72       (1.47)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Less distributions:
  Dividends from net
    investment income.........     (0.06)       (0.09)     (0.17)      (0.07)        (0.06)       (0.13)     (0.20)      (0.06
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total distributions.......     (0.06)       (0.09)     (0.17)      (0.07)        (0.06)       (0.13)      0.20)      (0.06)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Net asset value, end of
  period......................    $ 8.45       $ 8.63     $ 8.52      $ 7.46        $ 9.36       $ 9.14     $ 8.99      $ 8.47
                                  ======       ======     ======      ======        ======       ======     ======      ======
Total return..................     (1.49)%(b)    2.35%     16.86%     (24.78)%(b)     2.97%(b)     3.20%      9.07%     (14.70)%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average
    net assets................      1.59%(a)     1.60%      1.60%       0.98%(a)      1.59%(a)     1.60%      1.28%       0.92%(a)
  Ratio of net investment
    income to average net
    assets....................      1.30%(a)     0.97%      2.29%       2.72%(a)      1.65%(a)     1.32%      2.58%       2.72%(a)
Ratio assuming no fees reduced
  or reimbursed by advisor:
  Ratio of expenses to average
    net assets................      3.16%(a)     4.36%      3.18%       4.79%(a)      2.63%(a)     3.26%      2.28%       2.60%(a)
Portfolio turnover rate.......         0%          66%        39%          1%            0%          84%        69%          0%
Net assets at end of period
  (millions)..................    $  0.2       $  0.2     $  0.2      $  0.2        $  0.3       $  0.3     $  0.3      $  0.3

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)         FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                                           PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                                 NOVEMBER (5)                                      DECEMBER (5)
                                -----------------------------------------------   -----------------------------------------------
                                SIX MONTHS                                        SIX MONTHS
                                   ENDED        YEAR       YEAR        FROM          ENDED        YEAR       YEAR        FROM
                                  6/30/02      ENDED      ENDED     11/1/99(d)      6/30/02      ENDED      ENDED     12/1/99(d)
                                (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99   (UNAUDITED)   12/31/01   12/31/00   TO 12/31/99
                                -----------   --------   --------   -----------   -----------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 8.46       $ 8.39     $ 9.94      $10.00        $10.11       $10.30     $10.00      $10.00
Income (loss) from investment
  operations:
  Net investment income.......      0.08         0.12       0.20        0.05          0.09         0.10       0.19        0.02
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.28)        0.07      (1.54)      (0.07)        (0.43)        0.35       0.49        0.00
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total income (loss) from
      investment operations...     (0.20)        0.19      (1.34)      (0.02)        (0.34)        0.45       0.68        0.02
                                  ------       ------     ------      ------        ------       ------     ------      ------
Less distributions:
  Dividends from net
    investment income.........     (0.04)       (0.12)     (0.21)      (0.04)        (0.01)       (0.10)     (0.18)      (0.02)
  Dividends from capital
    gains.....................      0.00         0.00       0.00        0.00          0.00        (0.54)     (0.20)       0.00
                                  ------       ------     ------      ------        ------       ------     ------      ------
    Total distributions.......     (0.04)       (0.12)     (0.21)      (0.04)        (0.01)       (0.64)     (0.38)      (0.02)
                                  ------       ------     ------      ------        ------       ------     ------      ------
Net asset value, end of
  period......................    $ 8.22       $ 8.46     $ 8.39      $ 9.94        $ 9.76       $10.11     $10.30      $10.00
                                  ======       ======     ======      ======        ======       ======     ======      ======
Total return..................     (2.41)%(b)    2.26%    (13.31)%     (0.20)%(b)    (3.32)%(b)    4.34%      7.50%       0.17%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average
    net assets................      1.59%(a)     1.60%      1.29%       0.90%(a)      1.59%(a)     1.60%      1.60%       0.69%(a)
  Ratio of net investment
    income to average net
    assets....................      1.77%(a)     1.38%      2.49%       3.16%(a)      1.77%(a)     0.92%      2.13%       2.27%(a)
Ratio assuming no fees reduced
  or reimbursed by advisor:
  Ratio of expenses to average
    net assets................      2.90%(a)     4.04%      3.04%       2.75%(a)      2.39%(a)     3.26%      3.04%       2.43%(a)
Portfolio turnover rate.......         0%          73%        32%          0%            0%         107%        35%          0%
Net assets at end of period
  (millions)..................    $  0.2       $  0.2     $  0.2      $  0.2        $  0.3       $  0.3     $  0.3      $  0.2

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2002 (Unaudited)
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. Its "Dow 10" portfolios are twelve non-diversified portfolios of the common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yield as of the close of business on or about the last business day prior to the beginning of each portfolio's annual term. Its "Dow 5" portfolios are twelve non-diversified portfolios of commons stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolios' annual term. The Fund's objective is to provide above average total return through both capital appreciation and dividend income.

   The Fund is a limited liability company created under Ohio law. Its interest are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Dividends representing new investment income are normally distributed quarterly and are recorded on the ex-dividend date. Any net realized capital gains are normally distributed annually and are recorded on the ex-dividend date. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

   Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Fund deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   The Fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the fund are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the Fund.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2002 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The gross unrealized appreciation and depreciation on investments in each portfolio as of June 30, 2002 were as follows:

                                                JAN. (10)    FEB. (10)    MARCH (10)    APRIL (10)    MAY (10)     JUNE (10)
                                                ---------    ---------    ----------    ----------    ---------    ---------
      Gross unrealized:
        Appreciation..........................  $  28,517    $  75,529    $  84,687     $  93,602     $  49,307    $  68,550
        Depreciation..........................    (92,121)    (108,793)    (156,289)     (105,157)     (116,607)    (155,575)
      Net Unrealized:
        Appreciation (Depreciation)...........    (63,604)     (33,264)     (71,602)      (11,555)      (66,760)     (87,025)

                                                JULY (10)    AUG. (10)    SEPT. (10)    OCT. (10)     NOV. (10)    DEC. (10)
                                                ---------    ---------    ----------    ----------    ---------    ---------
      Gross unrealized:
        Appreciation..........................  $ 124,398    $  72,273    $  80,823     $  93,186     $  55,668    $ 31,474
        Depreciation..........................   (142,803)     (89,342)    (114,637)      (56,274)      (81,396)    (62,150)
      Net Unrealized:
        Appreciation (Depreciation)...........    (18,405)     (17,069)     (33,814)       36,912       (25,728)    (30,676)

                                                JAN. (5)     FEB. (5)     MARCH (5)    APRIL (5)      MAY (5)     JUNE (5)
                                                ---------    ---------    ---------    ----------    ---------    ---------
      Gross unrealized:
        Appreciation..........................  $   6,805    $  15,551    $  10,500    $   8,257     $   6,912    $  13,539
        Depreciation..........................    (41,582)     (26,516)     (49,969)     (40,443)      (48,854)     (68,597)
      Net Unrealized:
        Appreciation (Depreciation)...........    (34,777)     (10,965)     (39,469)     (32,186)      (41,942)     (55,058)

                                                JULY (5)     AUG. (5)     SEPT. (5)     OCT. (5)     NOV. (5)     DEC. (5)
                                                ---------    ---------    ---------    ----------    ---------    ---------
      Gross unrealized:
        Appreciation..........................  $  13,525    $  26,137    $  15,500    $  32,069     $  11,562    $   8,351
        Depreciation..........................    (44,699)     (29,081)     (19,854)      (7,432)      (27,887)     (20,412)
      Net Unrealized:
        Appreciation (Depreciation)...........    (31,174)      (2,944)      (4,354)      24,637       (16,325)     (12,061)

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the six month period ending June 30, 2002 were as follows:

                                                JAN. (10)    FEB. (10)    MARCH (10)    APRIL (10)    MAY (10)     JUNE (10)
                                                ---------    ---------    ----------    ----------    ---------    ---------
      Stocks:
        Purchases.............................  $       0    $ 556,455    $ 297,573     $ 325,616     $ 401,531    $ 713,035
        Sales.................................     54,668      595,784      257,051       704,789       389,928      350,221

                                                JULY (10)    AUG. (10)    SEPT. (10)    OCT. (10)     NOV. (10)    DEC. (10)
                                                ---------    ---------    ----------    ----------    ---------    ---------
      Stocks:
        Purchases.............................  $ 337,268    $       0    $       0     $       0     $       0    $       0
        Sales.................................    309,150      112,822      127,780       126,591        39,883       25,250

                                                JAN. (5)     FEB. (5)     MARCH (5)    APRIL (5)      MAY (5)     JUNE (5)
                                                ---------    ---------    ---------    ----------    ---------    ---------
      Stocks:
        Purchases.............................  $       0    $ 232,996    $ 236,052    $  33,384     $  78,485    $  97,134
        Sales.................................     29,011      195,080      159,875       19,333        69,874       84,489

                                                JULY (5)     AUG. (5)     SEPT. (5)     OCT. (5)     NOV. (5)     DEC. (5)
                                                ---------    ---------    ---------    ----------    ---------    ---------
      Stocks:
        Purchases.............................  $ 266,195    $       0    $       0    $       0     $       0    $       0
        Sales.................................     63,282       22,892      199,652       20,063        10,009        4,968

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2002 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Fund and ONLI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

   For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of total net assets.

   In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily assets, and is an expense of the Advisor, not the Fund.

   The Fund's transfer agent and dividend-paying agent through December 31, 2000 was American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York. Effective January 1, 2001, U.S. Bancorp Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, took over as transfer agent for the Fund. Effective March 1, 2001 U.S. Bank Institutional Trust & Custody also replaced American Data Services, Inc. as the Fund's accounting agent. The Fund has incurred conversion costs as a result of these changes. The Fund's custodian agent is U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati. Ohio.

   Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $100 for each meeting attended.

(4) FUND INTERESTS

   Fund interests transactions for the six month period ended June 30, 2002 and the 12 months ended December 31, 2001 were as follows:

                                                             JANUARY (10)            FEBRUARY (10)              MARCH (10)
                                                        ----------------------   ----------------------   ----------------------
                                                        SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                           ENDED        YEAR        ENDED        YEAR        ENDED        YEAR
                                                         06/30/02      ENDED      06/30/02      ENDED      06/30/02      ENDED
                                                        (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01
                                                        -----------   --------   -----------   --------   -----------   --------
      Capital shares issued on sales..................      4,559       7,761       36,540      13,676       11,096       8,641
      Capital shares issued on reinvested dividends...        510       1,047        2,668       2,201        2,167       1,998
      Capital shares redeemed.........................      5,307      13,826       38,852      24,871        4,072      26,195
      Net increase/decrease...........................       (238)     (5,018)         356      (8,994)       9,191     (15,556)

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2002 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              APRIL (10)                MAY (10)                JUNE (10)
                                                        ----------------------   ----------------------   ----------------------
                                                        SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                           ENDED        YEAR        ENDED        YEAR        ENDED        YEAR
                                                         06/30/02      ENDED      06/30/02      ENDED      06/30/02      ENDED
                                                        (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01
                                                        -----------   --------   -----------   --------   -----------   --------
      Capital shares issued on sales..................     10,137       8,705       12,347      11,784       52,128      16,176
      Capital shares issued on reinvested dividends...      2,529       2,459        1,640       1,718        1,540       1,741
      Capital shares redeemed.........................     42,647      24,928       10,873      21,189       11,087      28,751
      Net increase/decrease...........................    (29,981)    (13,764)       3,114      (7,687)      42,581     (10,834)

                                                              JULY (10)               AUGUST (10)             SEPTEMBER (10)
                                                        ----------------------   ----------------------   ----------------------
                                                        SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                           ENDED        YEAR        ENDED        YEAR        ENDED        YEAR
                                                         06/30/02      ENDED      06/30/02      ENDED      06/30/02      ENDED
                                                        (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01
                                                        -----------   --------   -----------   --------   -----------   --------
      Capital shares issued on sales..................          2      31,696            0      12,117           80       4,875
      Capital shares issued on reinvested dividends...        764       2,061          769       1,617          650       1,380
      Capital shares redeemed.........................     14,403      36,109        9,963      32,637        9,278      18,400
      Net increase/decrease...........................    (13,637)     (2,352)      (9,194)    (18,903)      (8,548)    (12,145)

                                                             OCTOBER (10)            NOVEMBER (10)            DECEMBER (10)
                                                        ----------------------   ----------------------   ----------------------
                                                        SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                           ENDED        YEAR        ENDED        YEAR        ENDED        YEAR
                                                         06/30/02      ENDED      06/30/02      ENDED      06/30/02      ENDED
                                                        (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01
                                                        -----------   --------   -----------   --------   -----------   --------
      Capital shares issued on sales..................          0       9,777            0      25,756          757      11,454
      Capital shares issued on reinvested dividends...        489       1,196          437         948          235         626
      Capital shares redeemed.........................      8,379      22,512        4,318      19,370        2,094      16,916
      Net increase/decrease...........................     (7,890)    (11,539)      (3,881)      7,334       (1,102)     (4,836)

                                                             JANUARY (5)              FEBRUARY (5)              MARCH (5)
                                                        ----------------------   ----------------------   ----------------------
                                                        SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                           ENDED        YEAR        ENDED        YEAR        ENDED        YEAR
                                                         06/30/02      ENDED      06/30/02      ENDED      06/30/02      ENDED
                                                        (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01
                                                        -----------   --------   -----------   --------   -----------   --------
      Capital shares issued on sales..................      7,806       2,101        5,936       7,144        8,058       3,833
      Capital shares issued on reinvested dividends...        271       1,370          179       2,855          378       6,691
      Capital shares redeemed.........................      1,542       2,834        2,142       3,833        1,682       3,445
      Net increase/decrease...........................      6,535         637        3,973       6,166        6,754       7,079

                                                              APRIL (5)                 MAY (5)                  JUNE (5)
                                                        ----------------------   ----------------------   ----------------------
                                                        SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                           ENDED        YEAR        ENDED        YEAR        ENDED        YEAR
                                                         06/30/02      ENDED      06/30/02      ENDED      06/30/02      ENDED
                                                        (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01
                                                        -----------   --------   -----------   --------   -----------   --------
      Capital shares issued on sales..................      2,460       1,780        1,317       1,130          995      12,968
      Capital shares issued on reinvested dividends...        221       5,216          267       6,821          159       4,519
      Capital shares redeemed.........................        522       2,500          368       1,195          381         923
      Net increase/decrease...........................      2,159       4,496        1,216       6,756          773      16,564

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2002 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                               JULY (5)                AUGUST (5)             SEPTEMBER (5)
                                                        ----------------------   ----------------------   ----------------------
                                                        SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                           ENDED        YEAR        ENDED        YEAR        ENDED        YEAR
                                                         06/30/02      ENDED      06/30/02      ENDED      06/30/02      ENDED
                                                        (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01
                                                        -----------   --------   -----------   --------   -----------   --------
      Capital shares issued on sales..................         99       7,939          700      18,166          116       1,509
      Capital shares issued on reinvested dividends...        113       2,785          115       1,647          146         235
      Capital shares redeemed.........................        175         884        2,926         321          348         904
      Net increase/decrease...........................         37       9,840       (2,111)     19,492          (86)        840

                                                             OCTOBER (5)              NOVEMBER (5)             DECEMBER (5)
                                                        ----------------------   ----------------------   ----------------------
                                                        SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                           ENDED        YEAR        ENDED        YEAR        ENDED        YEAR
                                                         06/30/02      ENDED      06/30/02      ENDED      06/30/02      ENDED
                                                        (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01   (UNAUDITED)   12/31/01
                                                        -----------   --------   -----------   --------   -----------   --------
      Capital shares issued on sales..................        268      11,156          117       9,588           99       5,319
      Capital shares issued on reinvested dividends...        169         482          120         343           44       1,860
      Capital shares redeemed.........................      3,051      19,962        2,045       4,977          796       4,771
      Net increase/decrease...........................     (2,614)     (8,324)      (1,808)      4,954         (653)      2,408

                    END OF NOTES TO THE FINANCIAL STATEMENTS

INFORMATION ABOUT MANAGERS (UNAUDITED)

NAME, ADDRESS, AGE, POSITION(S) HELD WITH FUND
AND LENGTH OF SERVICE AS AN OHIO NATIONAL
INVESTMENTS, INC. DIRECTOR                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY DIRECTORS
----------------------------------------------  -------------------------------------------   --------------------------------------
James E. Bushman                                Director, President & CEO, Cast -- Fab        Director, The Midland Company, Hilltop
3040 Forrer Street                              Technologies Inc.                             Basic Resources, Inc., Littleford
Cincinnati, Ohio                                                                              Group, Inc., Portman Equipment Co.,
57, Director, Member of Audit and Independent                                                 Rotex, Inc., Steinhauser Printing Co.,
Directors Committees since March 2000                                                         Ante Investments, Inc., Carlisle
                                                                                              Construction Co., Inc., EGC
                                                                                              Constructions Co., Inc., Factory Power
                                                                                              Co. and Security Systems Equipment
                                                                                              Corp.

Joseph A. Campanella                            Retired. Until 2001, was Executive Vice       Director of Ohio Savings Bank; Trustee
7473 Pinehurst Drive                            President, Community Banking Div., Firstar    of University of Cincinnati College of
Cincinnati, Ohio                                Bank, N. A.                                   Nursing.
59, Director, Member of Audit and Independent
Directors Committees

Ross Love                                       Director, President & CEO, Blue Chip          Trustee, Health Alliance of Greater
615 Windings Way                                Enterprises LTD.                              Cincinnati; Director, Partnership for
Cincinnati, Ohio                                                                              a Drug Free America (Chairman of
56, Director, Member of Audit                                                                 African-American Task Force); Advisory
and Independent Directors                                                                     Board, Syracuse University School of
Committees since March 1977                                                                   Management; Director, Association of
                                                                                              National Advertisers.

John J. Palmer                                  Executive Vice President, Strategic
One Financial Way                               Initiatives, ONLI.
Cincinnati, Ohio
63, President & Director since
July 1997

George M. Vredeveld                             Professor of Economics, University of         Director of Center for Economic
University of Cincinnati                        Cincinnati                                    Education; Private Consultant Director
P.O. Box 210223 Cincinnati, Ohio                                                              of Benchmark Savings Bank
59, Director, Member of Audit
and Independent Directors
Committees since March 1996

Each Manager listed above is also a Director of The Ohio National Fund, Inc. and all but Mr. Campanella are Directors of ONE Fund, Inc. They are responsible for all of the portfolios of the respective funds.

The Dow(SM) Target Variable Fund LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8561 Rev. 8/02